                       As filed with the Securities and
                   Exchange Commission on January 19, 1996

                                             1933 Act Registration No. 33-59984
                                                     1940 Act File No. 811-7588

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/


              Pre-Effective Amendment No.                                / /

              Post Effective Amendment No. 4                             /X/

                                     and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/


              Amendment No. 5                                            /X/


                              THE CARDINAL GROUP
              (Exact Name of Registrant as Specified in Charter)

                 155 East Broad Street, Columbus, Ohio 43215
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code:  614/464-5511

         Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
                   (Name and Address of Agent for Service)

                      Copy to:    Charles H. Hire, Esq.
                              Baker & Hostetler
                             65 East State Street
                             Columbus, Ohio 43215

                Approximate Date of Proposed Public Offering:
                       Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

         __X__  immediately upon filing pursuant to paragraph (b)
         _____  on (date) pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                             CALCULATION OF FEE*

 Title of Securities    Amount Being          Proposed Maximum      Proposed Maximum      Amount of
 Being Registered       Registered            Offering Price Per    Aggregate Offering    Registration Fee
                                              Unit**                Price***
 Shares of
 Beneficial
 Interest, without
 par value, of
 Cardinal Balanced
 Fund                     178,428              $11.75                   $145,000              $ 50

 Shares of
 Beneficial
 Interest, without
 par value, of
 Cardinal Aggressive
 Growth Fund              117,487              $10.57                   $145,000              $ 50
                          -------                                       --------              ----
 Total                    295,915                                       $290,000              $100
                          =======                                       ========              ====

* The Registrant has also registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940. On November 1, 1995, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1995.

**  Based on the offering price per share on January 15, 1996.

*** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
    During the fiscal year ended September 30, 1995, the total amount of securities redeemed was $6,342,725; of the redeemed amount, $3,294,345 were used for reductions pursuant to Rule 24f-2(c) under said Act in the current fiscal year and $3,048,380 are being used for reduction in this Amendment under Rule 24e-2.


                            CARDINAL BALANCED FUND

                      Cross Reference Sheet Required By
                Rule 481(a) under the Securities Act of 1933


         PART A OF FORM N-1A ITEM NO.                         CAPTION(S) IN PROSPECTUS
         ----------------------------                         ------------------------
1.(a)(i) .............................                        Cover Page
    (ii) .............................                        Cover Page
   (iii) .............................                        Cover Page
    (iv) .............................                        Cover Page
     (v) .............................                        Cover Page
    (vi) .............................                        *
    (vii).............................                        *
  (b) ................................                        *
2.(a)(i) .............................                        "Fee Table"
    (ii) .............................                        *
  (b) ................................                        "Prospectus Highlights"
  (c) ................................                        "Prospectus Highlights"
3.(a) ................................                        "Financial Highlights"
  (b) ................................                        "Financial Highlights"
  (c) ................................                        "Performance Information"
  (d) ................................                        "Performance Information"
4.(a)(i)(A) ..........................                        "What Is The Fund?"
     (i)(B) ..........................                        "What Is The Fund?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(A) ..........................                        *
    (ii)(B)(1) .......................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(B)(2) .......................                        *
    (ii)(C) ..........................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii)(D) ..........................                        "What Are The Investment Objectives
                                                              And Polices Of The Fund?"
  (b)(i) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
    (ii) .............................                        "What Are The Investment Objectives
                                                              And Policies Of The Fund?"
  (c) ................................                        "What Are The Investment Objectives
                                                              and Policies Of The Fund?"
5.(a) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (b)(i) .............................                        "Who Manages My Investment In The
                                                              Fund?"
  (b)(ii) ............................                        "Who Manages My Investment In The
                                                              Fund?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         PART A OF FORM N-1A ITEM NO.                         CAPTION(S) IN PROSPECTUS
         ----------------------------                         ------------------------
  (b)(iii) ...........................                        "Who Manages My Investment In The
                                                              Fund?"
  (c) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (d) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (e) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (f) ................................                        "Who Manages My Investment In The
                                                              Fund?"
  (g)(i)(A) ..........................                        *
  (g)(i)(B) ..........................                        *
  (g)(i)(C) ..........................                        *
  (g)(ii) ............................                        *
5A.(a) ...............................                        *
  (b) ................................                        *
  (c) ................................                        *
6.(a) ................................                        "What Are My Rights As A
                                                              Shareholder?"
  (b) ................................                        "What Are My Rights As A
                                                              Shareholder?"
  (c) ................................                        *
  (d) ................................                        "What Are My Rights As A
                                                              Shareholder?"
  (e) ................................                        "What Are My Rights As A
                                                              Shareholder?"; "Who Provides
                                                              Shareholder Reports?"
  (f) ................................                        "What Distributions Will I Receive?"
  (g) ................................                        "Does The Fund Pay Federal Income
                                                              Tax?"; "What About My Taxes?"
7.(a) ................................                        "How Do I Purchase Shares Of The
                                                              Fund?"
  (b) ................................                        "How Do I Purchase Shares Of The
                                                              Fund?"; "How Is Net Asset Value
                                                              Calculated?"
  (c) ................................                        "May My Tax Sheltered Retirement Plan
                                                              Invest In The Fund?"; "How May I
                                                              Qualify For Quantity Discounts?"
  (d) .................................                       "How Do I Purchase Shares Of The
                                                              Fund?"
  (e) .................................                       "Who Manages My Investment In The
                                                              Fund?"
  (f) .................................                       "Who Manages My Investment In The
                                                              Fund?"
8.(a) .................................                       "How May I Redeem My Shares?"
  (b) .................................                       "How May I Redeem My Shares?"
  (c) .................................                       "How May I Redeem My Shares?"
  (d) .................................                       "How May I Redeem My Shares?"
9.  ...................................                       *

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS----------------------------------------------------------------------

                                    (LOGO)

                             CARDINAL BALANCED FUND

Cardinal Balanced Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").

The Fund seeks as its investment objectives current income and long-term growth of both capital and income. There can be no assurance that the Fund's objectives will be achieved.


THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

          FOR FURTHER INFORMATION REGARDING THE FUND OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                      TO THE FUND AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------

The Prospectus relates only to Cardinal Balanced Fund, currently one fund of the Group and one of six funds of the Cardinal family of funds. Interested persons who wish to obtain copies of the prospectus of Cardinal Aggressive Growth Fund, another fund of the Group, or of The Cardinal Fund Inc., Cardinal Government Obligations Fund, Cardinal Government Securities Trust or Cardinal Tax Exempt Money Trust, the other members of the Cardinal family of funds (collectively, with the Fund, the "Cardinal Funds"), should contact The Ohio Company at the number above. Additional information about the Fund, contained in a Statement Of Additional Information dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             (THE OHIO CO. LOGO)

               The date of this Prospectus is January 19, 1996.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------

PROFESSIONAL MANAGERS..........  The Fund's portfolio is fully managed by professional portfolio managers. (See pages 22 and 23.)
DIVERSIFICATION................  The Fund's portfolio of securities represents an interest in many companies and industries and therefore provides a
                                 diversification of risk.
REDUCED SALES CHARGE...........  An investor will pay a reduced sales charge for large investments. (See pages 15 and 16.)
LOW INITIAL INVESTMENT.........  An investor can acquire shares of a balanced portfolio with a smaller investment than would be needed to
                                 purchase a similar portfolio directly.
RETIREMENT PROGRAMS............  The Fund is a permissible investment for qualified retirement plans.
DIVIDEND REINVESTMENT..........  You may reinvest dividends, capital gains or both in additional Shares of the Fund at no charge. (See pages 5
                                 and 18.)
ACH PROCESSING.................  Investors may use Automated Clearing House ("ACH")
                                 processing for subsequent purchases of Shares,
                                 redemptions, and/or distributions paid. (See page 19.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

SHARES OFFERED.................  Units of beneficial interest without par value ("Shares")
                                 of Cardinal Balanced Fund, a separate investment
                                 portfolio (the "Fund") of The Cardinal Group, an Ohio
                                 business trust (the "Group"). (See page 8.)
OFFERING PRICE & SALES
  CHARGE.......................  The public offering price is equal to net asset value per share plus a sales charge equal to 4.50% of the public
                                 offering price (4.71% of net amount invested) reduced on
                                 investments of $100,000 or more. (See pages 15 and 16.)
MINIMUM PURCHASE...............  $1,000 minimum initial investment and $50 minimum subse-
                                 quent investments. (See page 15.)
TYPE OF COMPANY................  The Fund is a diversified series of an open-end, management investment company, organized as an Ohio
                                 business trust. (See page 8.)
INVESTMENT OBJECTIVES..........  Current income and long-term growth of both capital and income. (See page 8.)
INVESTMENT POLICIES............  Under normal market conditions, the Fund will invest in common stocks, preferred stocks, fixed income securities
                                 and securities convertible into common stocks. At least
                                 25% of the value of the Fund's assets will be invested in
                                 fixed income senior securities. (See pages 8 through 10.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all
                                 investors. Some investment policies of the Fund may
                                 entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUND? -- Risk Factors and
                                 Investment Techniques" on pages 11 through 14.)
INVESTMENT ADVISER AND
  MANAGER......................  The Fund has entered into an Investment Advisory and
                                 Management Agreement with Cardinal Management Corp., a
                                 wholly-owned subsidiary of The Ohio Company (the "Ad-
                                 viser"). The Adviser also serves as investment adviser to
                                 Cardinal Aggressive Growth Fund, another fund of the
                                 Group. (See page 23.)

MANAGEMENT FEE.................  The annual rate is .75% of the average daily net assets of the Fund. (See page 23.)
DISTRIBUTIONS..................  Dividends and distributions are made with such frequency as the Fund shall determine. (See page 18.)
REDEMPTION.....................  At net asset value per share without charge, except that broker-dealers may charge a service fee for assisting in
                                 a redemption. (See page 18.)
TRANSFER AGENT.................  Cardinal Management Corp. (the "Transfer Agent") (See
                                 page 23.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

     SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Load Imposed on Purchases
                 (as a percentage of offering price)..........................           4.50%
               Maximum Sales Load Imposed on Reinvested Dividends
                 (as a percentage of offering price)..........................              0%
               Deferred Sales Load
                 (as a percentage of original purchase price or redemption
                proceeds, as applicable)......................................              0%
               Redemption Fees
                 (as a percentage of amount redeemed, if applicable)..........              0%
               Exchange Fee...................................................             $0


     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
               Management Fees................................................            .75%
               12b-1 Fees After Fee Waiver(1).................................              0
               Other Expenses.................................................            .96
                                                                                         ----
               Total Fund Operating Expenses..................................           1.71%
                                                                                         ====

EXAMPLE                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------                                     ----------     ----------     ----------     ----------
You would pay the following expenses on
a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:................       $ 62           $ 96           $134           $238

(1) The Ohio Company, as the Fund's distributor, has agreed with the Group to waive all of its Rule 12b-1 fees until September 30, 1996. Absent such waiver, Rule 12b-1 Fees and Total Fund Operating Expenses would be 0.25% and 1.96%, respectively.


The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to the two fiscal years ended September 30, 1995, and the period from June 24, 1993, through September 30, 1993, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, together with certain financial statements, are contained in the Fund's Statement of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST
OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                      PERIOD FROM
                                                                                     JUNE 24, 1993
                                                    YEARS ENDED SEPTEMBER 30,   (DATE OF COMMENCEMENT OF
                                                    -------------------------     OPERATIONS) THROUGH
                                                      1995          1994          SEPTEMBER 30, 1993*
                                                     -------       -------        --------------------
Net asset value, Beginning of period.............    $  9.90       $ 10.13             $  10.00
Income from investment operations:
  Net investment income..........................       0.34          0.23                 0.02
  Net gains or losses on securities (both
     realized and unrealized)....................       1.67         (0.20)                0.12
                                                     -------       -------              -------
  Total from investment operations...............       2.01          0.03                 0.14
                                                     -------       -------              -------
Less Distributions:
  Dividends (from net investment income).........      (0.35)        (0.23)               (0.01)
  Distributions (from capital gains).............      (0.04)        (0.03)                  --
  Returns of capital.............................         --            --                   --
                                                     -------       -------              -------
  Total Distributions............................      (0.39)        (0.26)               (0.01)
                                                     -------       -------              -------
Net asset value, End of period...................    $ 11.52       $  9.90              $ 10.13
                                                     =======       =======              =======
Ratios/Supplemental Data:
Total Return****.................................      20.76%***      0.37%                1.40%**
  Net assets, End of period (000) omitted........    $14,535       $13,973             $ 10,811
  Ratio of expenses to average net assets........       1.94%***      2.07%                0.70%
  Ratio of net investment income to average net
     assets......................................       3.24%***      2.44%                0.35%
  Portfolio Turnover Rate........................      37.62%        59.09%               60.67%
---------------

    * Commencement of operations.

  ** This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

 *** Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, the 1995 total return, ratio of expenses to average net assets, and ratio of net investment income to average net assets would have been 20.75%, 1.95%, and 3.23%, respectively.

**** The total return figure does not reflect the imposition of the maximum front-end sales load.

See notes to financial statements appearing in the Fund's Statement of Additional Information.

Pursuant to a Revolving Credit Agreement between the Group, on behalf of the Fund, and The Fifth Third Bank dated as of May 2, 1994 (the "Loan Agreement"), the Fund may borrow money from The Fifth Third Bank in an amount not exceeding the lesser of $2 million or 10% of the value of the Fund's total assets at the time of borrowing. The table below sets forth certain information concerning the Loan Agreement.

                                                                  AVERAGE NUMBER OF
                        AMOUNT OF DEBT      AVERAGE AMOUNT OF       FUND'S SHARES       AVERAGE AMOUNT OF
    YEAR ENDED        OUTSTANDING AT END     DEBT OUTSTANDING     OUTSTANDING DURING      DEBT PER SHARE
  SEPTEMBER 30,           OF PERIOD         DURING THE PERIOD         THE PERIOD        DURING THE PERIOD
------------------    ------------------    ------------------    ------------------    ------------------
     1995                     $0                   $  0               1,285,211            $        0
     1994                     $0                   $532               1,239,389            $0.0004292

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund may advertise its average annual total return, cumulative total return and/or yield. SUCH TOTAL RETURN FIGURES AND YIELD FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over certain specified periods since the establishment of the Fund. The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (currently 4.5%) is deducted from the initial investment at the time of investment. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge is deducted from the initial investment. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. If the sales charge were not deducted, the average annual total return, cumulative total return and yield advertised would be higher.

In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may including short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at the telephone numbers set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

IN GENERAL

The investment objectives of the Fund are to seek current income and long-term growth of both capital and income. The Fund intends to invest based on combined considerations of risk, income and capital enhancement. The investment objectives of the Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the investment objectives of the Fund will be achieved.

Under normal market conditions the Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). At least 25% of the value of the Fund's assets will be invested in fixed income senior securities. For purposes of compliance with such 25% limitation, only that portion of any convertible senior security attributable to its fixed income characteristics will be used. By investing primarily in common stocks the Fund will pursue its objectives of long-term growth of both capital and income. However, the Fund, through its fixed-income and convertible securities as well as the dividend attributes of certain of its common and preferred stock holdings will place considerable emphasis on generating current income.

The common and preferred stocks and securities convertible into common stocks will be selected if the Adviser believes that such securities can contribute to the Fund's objectives of providing current income and growth in income and/or long-term growth of capital. The Fund will invest in the common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $25 million and which are traded either in established over-the-counter markets or on national exchanges.

The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities have less liquidity and experience more price fluctuation than higher quality securities.

Convertible debt securities which are rated B by Moody's Investor Services ("Moody's") generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation ("S&P") is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertain-ties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

The Fund's fixed income senior securities consist of bonds, debentures, notes, zero-coupon securities, mortgage-related securities, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper and bankers' acceptances. The Fund may also invest in repurchase agreements.

The Fund expects to invest in a variety of bills, notes and bonds issued by the U.S. Treasury, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Certain of such U.S. Government obligations may have variable or floating rates of interest, whose value on the adjustment of its interest rate can reasonably be expected to approximate its par value. However, in the event the interest rate of such security is tied to an index or interest rate that may from time to time lag behind other market interest rates, there is the risk that such security's market value, upon adjustment of its interest rate, will not approximate its par value. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

The Fund also expects to invest in bonds, notes and debentures of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

The Fund will invest only in corporate fixed income senior and municipal securities which are rated at the time of purchase within the four highest rating groups assigned by an appropriate NRSRO (which are considered to be investment grade) or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques -- General" below.

Under normal market conditions, the Fund may hold up to 10% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of domestic commercial paper, bankers' acceptances, certificates of deposit and time deposits of U.S. banks and repurchase agreements. The Fund may also invest in securities of other investment companies, as further described below, and in income participation loans.

The Fund may invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international securities for which the primary trading market is in the United States ("Yankee Securities"), or for which the primary trading market is abroad ("Eurodollar Securities"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the

European Economic Community, by two or more sovereign governments
("Supranational Agency Bonds").

The Fund may also invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by an appropriate NRSRO, or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality. Under normal market conditions, the Fund's investment in mortgage-related securities will not exceed 25% of the value of its total assets. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-throughs purchased at a discount. The Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Also included among the mortgage-related securities that the Fund may purchase are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, and their income streams. Certain CMOs and REMICs are issued by private issuers. Such securities may be eligible for purchase by the Fund if (1) the issuer has obtained an exemptive order from the Securities and Exchange Commission regarding purchases by investment companies of equity interests of other investment companies or (2) such purchase is within the limitations imposed by Section 12 of the 1940 Act.

The Fund may also invest in asset-backed securities such as Certificates of Automobile Receivables ("CARS") and Certificates of Amortized Revolving Debts ("CARDS"), each of which must be rated at the time of purchase within the four highest rating groups assigned by Moody's or S&P. For a description of the fourth highest rating group, see "Risk Factors and Investment Techniques" below.

The amount invested in stocks, bonds and short-term obligations may be varied from time to time, depending upon the Adviser's assessment of business, economic and market conditions, including any potential advantage of price shifts between the stock market and the bond market. The Fund reserves the right to hold short-term securities in whatever proportion deemed desirable for temporary defensive periods during adverse market conditions as determined by the Adviser. However, to the extent that the Fund is so invested, its investment objectives may not be achieved during that time.

RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL. Like any investment program, an investment in the Fund entails certain risks. As a fund investing primarily in common stocks, the Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods.

Since the Fund also invests in bonds, investors in the Fund are also exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stock, there have been in the past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices.

Current income by its nature always contributes positively to total return. Therefore, the current income expected to be generated from an investment in the Fund will counterbalance to some degree the adverse price fluctuations of the securities held by the Fund. The effective result should therefore be lower total return volatility for the Fund than a fund which does not provide such current income.

The Fund may invest in certain variable or floating rate government securities and, as described below, in put and call options and futures. Such instruments are considered to be derivatives. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans by the Fund. The Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may also purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the

Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

The Fund's commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, the Fund's liquidity and the ability of the investment adviser to manage it might be adversely affected.

MEDIUM-GRADE SECURITIES. As described above, the Fund may invest in debt securities within the fourth highest rating group assigned by an NRSRO (e.g., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by the Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

FOREIGN SECURITIES. The Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and recordkeeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. The Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.

RESTRICTED SECURITIES. Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing some liquidity.

Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers, such as the Fund, without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put options only on securities in which the Fund may otherwise invest. The Fund may also engage in writing call options from time to time as the Adviser deems appropriate. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of the Fund.

The Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

The Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund.

The Fund may not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

The Group, however, has represented to the Wisconsin Securities Bureau, on behalf of the Fund, that so long as the Shares of the Fund are registered for sale in the State of Wisconsin, the Fund will limit its investment in certain securities which may not be sold to the public without being registered under the Securities Act of 1933, as amended, to not more than 5% of its total assets. For more information regarding such representations, see "INVESTMENT OBJECTIVES AND POLICIES -- Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE FUND?
--------------------------------------------------------------------------------

GENERAL

The Fund's Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Fund's Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Shares may also be purchased by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Shares owned by you and the number of Shares being held in safekeeping by the Transfer Agent for your account. Certificates representing Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Shares of the Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by officers, trustees, and employees of the Group, or by full-time employees of The Ohio Company or the Adviser, who have been such for at least 90 days or by qualified retirement plans for such persons.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Fund. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Fund on the periodic basis you select. Confirmation of your purchase of Fund Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE FUND?
--------------------------------------------------------------------------------

Shares of the Fund qualify for purchase in connection with the following tax sheltered retirement plans:

     --  Individual retirement account ("IRAs") plans

     --  Simplified Employee Pension Plans

     -- 403(b)(7) Custodial Plans sponsored by certain tax-exempt employers

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code

--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Shares of the Fund and of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Shares of the Fund at the total public offering price of $50,000 and shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Shares where the total public offering price of Shares then being purchased plus the then aggregate current net asset value of Shares of the Fund and of shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Shares at the public offering price applicable to the total of (a) the total public offering price of the Shares of the Fund then being purchased plus (b) the then current net asset value of Shares of the Fund and of shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of shares held in your account, you may include shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

Dividends and distributions shall generally be paid quarterly (long term capital gains normally will be distributed only once annually) and in such amounts as the Fund from time to time shall determine and from net income and net realized capital gains of the Fund. It is the policy of the Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to the Transfer Agent, dividends and distributions will be made only in additional full and fractional Shares of the Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Shares in the Fund.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Fund at the net asset value per share next determined following the receipt by the Fund's transfer agent, Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Shares and may charge a fee for such services.

The Group will make payment for redeemed Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed 30 days to increase his investment in the Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Fund by submitting a written request therefor to the Transfer Agent at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may elect to redeem Shares of the Fund by calling the Group at the telephone numbers set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Shares of the Fund having a total value of $10,000 or more at the current net asset value, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Fund Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Shareholders of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Fund for shares of:

     Cardinal Aggressive Growth Fund,
     an equity fund seeking appreciation of capital
     (upon the payment of the applicable sales charge);

     The Cardinal Fund Inc.,
     an equity fund seeking long-term growth
     of capital and income (upon the payment of the applicable sales charge);

     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government
     (upon the payment of the appropriate
     sales charge);

     Cardinal Government Securities Trust,
     a U.S. Government securities money market fund
     (without payment of any sales charge); or

     Cardinal Tax Exempt Money Trust,
     a tax-free money market fund
     (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Fund Shares, for whom the sales charge has been waived, for shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Fund Shares by all other shareholders for shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of shares of such Cardinal Load Fund and the sales charge previously paid on the Fund Shares to be exchanged.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable of any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those Shares within 90 days of their purchase.

The Fund may, at any time, modify or terminate the foregoing exchange privilege. The Fund, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M., Columbus, Ohio time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of Shares then outstanding.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Securities and Exchange Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Fund's total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group but may retain all or a portion of the sales charge and may receive fees under the Distribution Plan discussed below.

INVESTMENT ADVISER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of Cardinal Aggressive Growth Fund, another fund of the Group ("CAGF"), and of Cardinal Government Securities Trust ("CGST"), Cardinal Tax Exempt Money Trust ("CTEMT") and Cardinal Government Obligations Fund ("CGOF"), each of which is a separate diversified management investment company.

The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of a voting stock, may be considered controlling persons of The Ohio Company. In addition to acting as the principal underwriter for the Fund, CAGF, CGST, CTEMT and CGOF, The Ohio Company also serves as investment adviser and principal underwriter for The Cardinal Fund Inc.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with its investment objectives and policies manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since the Fund's inception, Barry G. McMahon has been primarily responsible for the day-to-day management of the Fund's portfolio. Mr. McMahon has been a portfolio manager with the Adviser since 1992. Prior thereto, Mr. McMahon was a portfolio manager with Columbus Mutual Life Insurance Company. In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .75% of average net daily assets of the Fund. While in the opinion of the staff of the Securities and Exchange Commission such fee is higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Fund. The Transfer Agent receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of the Fund's average daily net assets.

DISTRIBUTOR

The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.

EXPENSES

The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which the Fund is authorized to pay or reimburse The Ohio Company, as the Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return and yield of the Fund to be higher than they would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Shares of the Fund purchased and held by The Ohio Company for the accounts of its customers and Shares of the Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering Shareholder questions concerning the Fund, providing information to Shareholders on their investments in the Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain Shareholder services such as those described above.

CUSTODIAN

The Group has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of two funds, each having its own class of shares. The other fund of the Group is Cardinal Aggressive Growth Fund. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the Fund's investment advisory agreement, the Plan or any of the Fund's fundamental policies.

Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group may elect not to have an annual or special meeting.

The Group has represented to the Securities and Exchange Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Holders of Shares should direct all inquiries concerning such matters to the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

===================================================

                 TABLE OF CONTENTS

                                             PAGE
                                            ------

KEY FEATURES................................     2
PROSPECTUS HIGHLIGHTS.......................     3
FEE TABLE...................................     5
FINANCIAL HIGHLIGHTS........................     6
PERFORMANCE INFORMATION.....................     7
WHAT IS THE FUND?...........................     8
WHAT ARE THE INVESTMENT OBJECTIVES
  AND POLICIES OF THE FUND?.................     8
HOW DO I PURCHASE SHARES
  OF THE FUND?..............................    15
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST
  IN THE FUND?..............................    16
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...    17
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    18
HOW MAY I REDEEM MY SHARES?.................    18
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    19
HOW IS NET ASSET VALUE CALCULATED?..........    21
DOES THE FUND PAY FEDERAL INCOME TAX?.......    21
WHAT ABOUT MY TAXES?........................    21
WHO MANAGES MY INVESTMENT IN THE FUND?......    22
WHAT ARE MY RIGHTS AS A
  SHAREHOLDER?..............................    24


             ______________________


NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN
AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN
THIS PROSPECTUS, IN CONNECTION WITH THE OFFER
CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED
BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE
FUND OR BY THE DISTRIBUTOR TO SELL OR A
SOLICITATION OF AN OFFER TO BUY ANY OF THE
SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO
ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO
MAKE SUCH AN OFFER IN SUCH JURISDICTION.

===================================================


===================================================


                ----------------------
                      PROSPECTUS
                ----------------------


                   January 19, 1996


                   THE OHIO COMPANY


                       CARDINAL
                       BALANCED
                         FUND


                       [ LOGO ]

               C A R D I N A L F U N D S

===================================================

                       CARDINAL AGGRESSIVE GROWTH FUND

                      Cross Reference Sheet Required By
                 Rule 481(a) under the Securities Act of 1933


         PART A OF FORM N-1A ITEM NO.                                  CAPTION(S) IN PROSPECTUS
         ----------------------------                                  ------------------------
1.(a)(i) .............................                                 Cover Page
    (ii) .............................                                 Cover Page
   (iii) .............................                                 Cover Page
    (iv) .............................                                 Cover Page
     (v) .............................                                 Cover Page
    (vi) .............................                                 *
    (vii).............................                                 *
  (b) ................................                                 *
2.(a)(i) .............................                                 "Fee Table"
    (ii) .............................                                 *
  (b) ................................                                 "Prospectus Highlights"
  (c) ................................                                 "Prospectus Highlights"
3.(a) ................................                                 "Financial Highlights"
  (b) ................................                                 *
  (c) ................................                                 "Performance Information"
  (d) ................................                                 "Performance Information"
4.(a)(i)(A) ..........................                                 "What Is The Fund?"
     (i)(B) ..........................                                 "What Is The Fund?"
    (ii) .............................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
    (ii)(A) ..........................                                 *
    (ii)(B)(1) .......................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
    (ii)(B)(2) .......................                                 *
    (ii)(C) ..........................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
    (ii)(D) ..........................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
  (b)(i) .............................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
    (ii) .............................                                 "What Are The Investment
                                                                       Objectives And Policies
                                                                       Of The Fund?"
  (c) ................................                                 "What Are The Investment
                                                                       Objectives and Policies
                                                                       Of The Fund?"
5.(a) ................................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (b)(i) .............................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (b)(ii) ............................                                 "Who Manages My Investment In The
                                                                       Fund?"

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         PART A OF FORM N-1A ITEM NO.                                  CAPTION(S) IN PROSPECTUS
         ----------------------------                                  ------------------------
  (b)(iii) ...........................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (c) ................................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (d) ................................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (e) ................................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (f) ................................                                 "Who Manages My
                                                                       Investment In The Fund?"
  (g)(i)(A) ..........................                                 *
  (g)(i)(B) ..........................                                 *
  (g)(i)(C) ..........................                                 *
  (g)(ii) ............................                                 *
5A.(a) ...............................                                 *
  (b) ................................                                 *
  (c) ................................                                 *
6.(a) ................................                                 "What Are My Rights As A
                                                                       Shareholder?"
  (b) ................................                                 "What Are My Rights As A
                                                                       Shareholder?"
  (c) ................................                                 *
  (d) ................................                                 "What Are My Rights As A
                                                                       Shareholder?"
  (e) ................................                                 "What Are My Rights As A
                                                                       Shareholder?"; "Who
                                                                       Provides Shareholder
                                                                       Reports?"
  (f) ................................                                 "What Distributions Will
                                                                       I Receive?"
  (g) ................................                                 "Does The Fund Pay
                                                                       Federal Income Tax?";
                                                                       "What About My Taxes?"
7.(a) ................................                                 "How Do I Purchase Shares
                                                                       Of The Fund?"
  (b) ................................                                 "How Do I Purchase Shares
                                                                       Of The Fund?"; "How Is
                                                                       Net Asset Value
                                                                       Calculated?"
  (c) ................................                                 "May My Tax Sheltered
                                                                       Retirement Plan Invest In
                                                                       The Fund?"; "How May I
                                                                       Qualify For Quantity
                                                                       Discounts?"
  (d) .................................                                "How Do I Purchase Shares
                                                                       Of The Fund?"
  (e) .................................                                "Who Manages My
                                                                       Investment In The Fund?"
  (f) .................................                                "Who Manages My
                                                                       Investment In The Fund?"
8.(a) .................................                                "How May I Redeem My
                                                                       Shares?"
  (b) .................................                                "How May I Redeem My
                                                                       Shares?"
  (c) .................................                                "How May I Redeem My
                                                                       Shares?"
  (d) .................................                                "How May I Redeem My
                                                                       Shares?"
9.  ...................................                                *

--------------
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS ____________________________________________________________________


                                   [ LOGO ]

                        CARDINAL AGGRESSIVE GROWTH FUND

Cardinal Aggressive Growth Fund (the "Fund") is a diversified investment fund of The Cardinal Group (the "Group"), an open-end, management investment company. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").

The Fund seeks as its investment objective appreciation of capital. The Fund intends to invest primarily in common stocks and securities convertible into common stocks. There can be no assurance that the Fund's objective will be achieved.


THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

          FOR FURTHER INFORMATION REGARDING THE FUND OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.

                  INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED
                      TO THE FUND AT ITS PRINCIPAL OFFICE:

                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------


This Prospectus relates only to Cardinal Aggressive Growth Fund, currently one fund of the Group and one of six funds of the Cardinal family of funds. Interested persons who wish to obtain copies of the prospectus of Cardinal Balanced Fund, another fund of the Group, or of The Cardinal Fund Inc., Cardinal Government Obligations Fund, Cardinal Government Securities Trust or Cardinal Tax Exempt Money Trust, the other members of the Cardinal family of funds, should contact The Ohio Company at the number above. Additional information about the Fund, contained in a Statement Of Additional Information dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 THE OHIO CO.

                The date of this Prospectus is January 19, 1996


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------

PROFESSIONAL MANAGERS..........  The Fund's portfolio is fully managed by professional portfolio managers. (See page 19.)
DIVERSIFICATION................  The Fund's portfolio of securities represents an interest in many companies and industries and therefore provides a
                                 diversification of risk.
REDUCED SALES CHARGE...........  An investor will pay a reduced sales charge for large investments. (See page 12.)
LOW INITIAL INVESTMENT.........  An investor can acquire shares of a portfolio of common stocks and securities convertible into common stocks with
                                 a smaller investment than would be needed to purchase a
                                 similar portfolio directly.
RETIREMENT PROGRAMS............  The Fund is a permissible investment for qualified retirement plans.
DIVIDEND REINVESTMENT..........  You may reinvest dividends, capital gains or both in additional Shares of the Fund at no charge. (See pages 5
                                 and 14.)
ACH PROCESSING.................  Investors may use Automated Clearing House ("ACH")
                                 processing for subsequent purchases of Shares,
                                 redemptions, and/or distributions paid. (See page 16.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

SHARES OFFERED.................  Units of beneficial interest without par value ("Shares")
                                 of Cardinal Aggressive Growth Fund, a separate investment
                                 portfolio (the "Fund") of The Cardinal Group, an Ohio
                                 business trust (the "Group"). (See page 7.)
OFFERING PRICE & SALES
  CHARGE.......................  The public offering price is equal to net asset value per share plus a sales charge equal to 4.50% of the public
                                 offering price (4.71% of net amount invested) reduced on
                                 investments of $100,000 or more. (See page 12.)
MINIMUM PURCHASE...............  $1,000 minimum initial investment and $50 minimum subse-
                                 quent investments. (See page 12.)
TYPE OF COMPANY................  The Fund is a diversified series of an open-end, management investment company, organized as an Ohio
                                 business trust. (See page 7.)
INVESTMENT OBJECTIVE...........  Appreciation of capital. (See page 7.)
INVESTMENT POLICIES............  The Fund will invest primarily in common stocks and securities convertible into common stocks of
                                 growth-oriented companies. (See pages 7 and 8.)
RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all
                                 investors. Some investment policies of the Fund may
                                 entail certain risks. (See "WHAT ARE THE INVESTMENT
                                 OBJECTIVES AND POLICIES OF THE FUND? -- Risk Factors and
                                 Investment Techniques" on pages 8 through 10.)
INVESTMENT ADVISER AND
  MANAGER......................  The Fund has entered into an Investment Advisory and
                                 Management Agreement with Cardinal Management Corp., a
                                 wholly-owned subsidiary of The Ohio Company (the "Ad-
                                 viser"). The Adviser also serves as investment adviser to
                                 Cardinal Balanced Fund, another fund of the Group. (See
                                 page 19.)

MANAGEMENT FEE.................  The annual rate is .75% of the average daily net assets of the Fund. (See pages 19 and 20.)
DISTRIBUTIONS..................  Dividends and distributions are made with such frequency as the Fund shall determine. (See page 14.)
REDEMPTION.....................  At net asset value per share without charge, except that broker-dealers may charge a service fee for assisting in
                                 a redemption. (See page 15.)
TRANSFER AGENT.................  Cardinal Management Corp. (the "Transfer Agent") (See
                                 page 20.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

     SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Load Imposed on Purchases
                 (as a percentage of offering price)..........................           4.50%
               Maximum Sales Load Imposed on Reinvested Dividends
                 (as a percentage of offering price)..........................              0%
               Deferred Sales Load
                 (as a percentage of original purchase price or redemption
                proceeds, as applicable)......................................              0%
               Redemption Fees
                 (as a percentage of amount redeemed, if applicable)..........              0%
               Exchange Fee...................................................             $0


     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
               Management Fees................................................            .75%
               12b-1 Fees After Fee Waiver(1).................................              0
               Other Expenses.................................................           1.25
                                                                                         ----
               Total Fund Operating Expenses..................................           2.00%
                                                                                         ====

                   EXAMPLE                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
---------------------------------------------    ----------     ----------     ----------     ----------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of each
time period:.................................       $ 64           $105           $148           $267


---------------

(1) The Ohio Company, as the Fund's distributor, has agreed with the Group to waive all of its Rule 12b-1 fees until September 30, 1996. Absent such waiver, Rule 12b-1 Fees and Total Fund Operating Expenses would be 0.25% and 2.25%, respectively.


The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to the two fiscal years ended September 30, 1995, and the period from June 24, 1993, through September 30, 1993, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, together with certain financial statements, are contained in the Fund's Statement of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST
OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                  PERIOD FROM
                                                                                 JUNE 24, 1993
                                                                                   (DATE OF
                                                                                COMMENCEMENT OF
                                                          YEARS ENDED             OPERATIONS)
                                                         SEPTEMBER 30,              THROUGH
                                                     ---------------------       SEPTEMBER 30,
                                                      1995           1994            1993*
                                                     -------        ------      ---------------
     Net asset value, Beginning of period.........   $  9.94        $10.47          $ 10.00
     Income (Loss) from investment operations:
       Net investment loss........................     (0.10)        (0.13)           (0.03)
       Net gains or losses on securities (both
          realized and unrealized)................      2.53         (0.36)            0.50
                                                     -------        ------          -------
       Total from investment operations...........      2.43         (0.49)            0.47
                                                     -------        ------          -------
     Less Distributions:
       Dividends (from net investment loss).......        --            --               --
       Distributions (from capital gains).........        --         (0.04)              --
       Returns of capital.........................        --            --               --
                                                     -------        ------          -------
       Total Distributions........................         0         (0.04)            0.00
                                                     -------        ------          -------
     Net asset value, End of period...............   $ 12.37        $ 9.94          $ 10.47
                                                     ========       ======          =======
     Ratios/Supplemental Data:
       Total Return****...........................     24.35%***     (4.74%)           4.70%**
       Net assets, End of period (000) omitted....   $10,434        $9,460          $ 6,320
       Ratio of expenses to average net assets....      2.24%***      2.51%            0.91%
       Ratio of net investment loss to average net
          assets..................................     (0.92%)***    (1.50%)          (0.53%)
       Portfolio Turnover Rate....................     80.35%        95.70%           31.15%

---------------

    *Commencement of operations.

  **This total return figure reflects aggregate total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

 ***Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, the 1995 total return, ratio of expenses to average net assets, and ratio of net investment loss to average net assets would have been 24.34%, 2.25%, and (0.93%), respectively.

****The total return figure does not reflect the imposition of the maximum front-end sales load.


See notes to financial statements appearing in the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund may advertise its average annual total return and/or cumulative total return. SUCH TOTAL RETURN FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over certain specified periods since the establishment of the Fund. The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge (currently 4.5%) is deducted from the initial investment at the time of investment. The cumulative total return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge is deducted from the initial investment. If the sales charge were not deducted, the average annual total return and cumulative total return advertised would be higher.

Investors may also judge the performance of the Fund by comparing or referencing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at the telephone numbers set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund is one separate diversified investment fund of the Group, which was organized on March 23, 1993, as an Ohio business trust. The Group is registered and operates as an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

IN GENERAL

The investment objective of the Fund is to seek appreciation of capital. The Fund will invest primarily in common stocks and securities convertible into common stocks of growth oriented companies. The investment objective of the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?"). There can be no assurance that the investment objective of the Fund will be achieved.

In determining the securities to be purchased by the Fund, emphasis will be placed on securities of companies which, in the opinion of the Adviser, are growth oriented and exhibit the potential for above-average growth in earnings. The securities to be purchased by the Fund are traded either in established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million.

The Adviser will select convertible securities primarily upon its evaluation that the underlying common stocks meet the criteria for selection of common stocks as described above. The Fund may invest up to 10% of its net assets in non-investment grade convertible debt securities rated no lower than B by an appropriate nationally recognized statistical rating organization (an "NRSRO") or in unrated securities which are deemed by the Adviser to be of comparable quality. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities.

Convertible debt securities which are rated B by Moody's Investor Services generally lack characteristics of desirable investment, since the assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Debt rated B by Standard & Poor's Corporation is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. In the event that a convertible debt security's rating falls below a "B" by the appropriate NRSROs, the Adviser will reevaluate the security in order to determine whether to sell or convert, if possible, such security. In such an event, however, the Fund would not be required to liquidate such security if it would suffer a loss on the sale of such security.

The Fund will, under normal market conditions, be invested fully in common stocks and securities convertible into common stocks and may engage in the investment techniques more fully described below. However, for cash management purposes the Adviser may invest a portion of the Fund's assets in short-term fixed income securities, consisting of commercial paper, bankers' acceptances, certificates of deposit, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks, repurchase agreements and securities of other investment companies, as described below. During temporary defensive periods, as determined by the Adviser, the Fund may hold up to 100% of its total assets in such short-term, fixed income securities. However, to the extent that the Fund is so invested, the Fund is not pursuing and may not achieve its investment objective.

RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL. Like any investment program, an investment in the Fund entails certain risks. The Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in this Fund. The securities of less seasoned companies may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

As described below, the Fund may invest in put and call options and futures. Such instruments are considered to be derivatives. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 10% of its total assets in such derivatives at any one time.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of the repurchase agreement, the Fund would acquire securities from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities from the Fund at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans by the Fund. The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

FOREIGN SECURITIES. The Fund may also invest up to 25% of its net assets in foreign securities through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issues for unsponsored ADRs. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign investments or deposits, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, foreign issuers may be subject to different accounting, auditing, reporting, and recordkeeping standards than those applicable to U.S. domestic issuers, and securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. The Fund will acquire securities issued by foreign issuers only when the Adviser believes that the risks associated with such investments are minimal.

PUT AND CALL OPTIONS. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Fund may purchase put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund will purchase put options only on securities in which the Fund may otherwise invest. The Fund may also engage in writing call options from time to time as the Adviser deems appropriate. The Fund will write only covered call options (options on securities owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities subject to such options would exceed 25% of the net assets of the Fund.

The Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS. The Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to limitations set forth in the 1940 Act. The Fund intends to invest in the securities of money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Group's Statement of Additional Information.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less. The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below under "WHAT ARE MY RIGHTS AS A SHAREHOLDER?").

The Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
        (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets.

     4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund.

The Fund may not:

     1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

The Group, however, has represented to the Wisconsin Securities Bureau, on behalf of the Fund, that so long as the Shares of the Fund are registered for sale in the State of Wisconsin, the Fund will limit its investment in certain securities which may not be sold to the public without being registered under the Securities Act of 1933, as amended, to not more than 5% of its total assets. For more information regarding such representations, see "INVESTMENT OBJECTIVES AND POLICIES -- Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE FUND?
--------------------------------------------------------------------------------

IN GENERAL

The Fund's Shares may be purchased at the public offering price, as described below under "Public Offering Price," through The Ohio Company, principal underwriter of the Fund's Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below. In addition, if an Account Information Form has previously been received by The Ohio Company, Shares may also be purchased by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested properly, you must call The Ohio Company to obtain the necessary instructions and information.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan, as described below, must be at least $50. Subsequent investments must be in amounts of at least $50.

The Group reserves the right to reject any order for the purchase of Shares in whole or in part. You will receive a confirmation of each new transaction in your account, which will also show the total number of Shares owned by you and the number of Shares being held in safekeeping by the Transfer Agent for your account. Certificates representing Shares will not be issued.

PUBLIC OFFERING PRICE

The public offering price of Shares of the Fund is the net asset value per share (see "HOW IS NET ASSET VALUE CALCULATED?") next determined after receipt by The Ohio Company, its agents or broker-dealers with whom it has an agreement, of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%            4.50%         4.00%
   $100,000 but less than $250,000....................         3.63             3.50          3.00
   $250,000 but less than $500,000....................         2.56             2.50          2.00
   $500,000 but less than $1,000,000..................         1.52             1.50          1.00
   $1,000,000 or more.................................         0.50             0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by officers, trustees, and employees of the Group, or by full-time employees of The Ohio Company or the Adviser, who have been such for at least 90 days or by qualified retirement plans for such persons.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Fund. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Fund on the periodic basis you select. Confirmation of your purchase of Fund Shares will be provided by the Transfer Agent. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE FUND?
--------------------------------------------------------------------------------

Shares of the Fund qualify for purchase in connection with the following tax sheltered retirement plans:

     --  Individual retirement account ("IRAs") plans

     --  Simplified Employee Pension Plans

     -- 403(b)(7) Custodial Plans sponsored by certain tax-exempt employers

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code

--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Shares of the Fund and of any other Cardinal Fund sold with a sales charge (a "Cardinal Load Fund") during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Shares of the Fund at the total public offering price of $50,000 and shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Shares where the total public offering price of Shares then being purchased plus the then aggregate current net asset value of Shares of the Fund and of shares of any other Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Shares at the public offering price applicable to the total of (a) the total public offering price of the Shares of the Fund then being purchased plus (b) the then current net asset value of Shares of the Fund and of shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of shares held in your account, you may include Shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

Dividends and distributions shall generally be paid quarterly (long term capital gains normally will be distributed only once annually) and in such amounts as the Fund from time to time shall determine and from net income and net realized capital gains of the Fund. It is the policy of the Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise in writing to the Transfer Agent, dividends and distributions will be made only in additional full and fractional Shares of the Fund and not in cash. Dividends are paid in cash not later than seven days after a shareholder's complete redemption of his Shares in the Fund.

Shareholders may also elect to receive dividends and distributions in cash by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Fund at the net asset value per share next determined following the receipt by the Fund's transfer agent, Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, of written or telephonic notice to redeem, as described more fully below. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to the Transfer Agent without charge. Other broker-dealers may assist a shareholder in redeeming his Shares and may charge a fee for such services.

The Group will make payment for redeemed Shares as promptly as practicable but in no event more than seven days after receipt by the Transfer Agent of the foregoing notice. The Group reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Shares by wire transfer of federal funds would avoid any such delay.

The Group intends to pay cash for all Shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

The Group may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Group reserves the right to redeem, at net asset value, involuntarily Shares in any account at the then current net asset value if at any time redemptions (but not as a result of a decrease in the market price of such Shares or the deduction of any sales charge) have reduced a shareholder's total investment in the Fund to a net asset value below $500. A shareholder will be notified in writing that the value of Fund Shares in the account is less than $500 and allowed 30 days to increase his investment in the Fund to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Fund by submitting a written request therefor to the Transfer Agent at 215 East Capital Street, Columbus, Ohio 43215. The Transfer Agent will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may elect to redeem Shares of the Fund by calling the Group at the telephone numbers set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record.

Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Shares of the Fund having a total value of $10,000 or more at the current net asset value, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Fund offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Fund Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Shareholders of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Fund for shares of:

     Cardinal Balanced Fund,
     a fund seeking current income and
     long-term growth of both capital and income
     (upon the payment of the applicable sales charge);

     The Cardinal Fund Inc.,
     an equity fund seeking long-term growth
     of capital and income (upon the payment of the applicable sales charge);

     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government
     (upon the payment of the appropriate
     sales charge);

     Cardinal Government Securities Trust,
     a U.S. Government securities money market fund
     (without payment of any sales charge); or

     Cardinal Tax Exempt Money Trust,
     a tax-free money market fund
     (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by holders of Fund Shares, for whom the sales charge has been waived, for shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Fund Shares by all other shareholders for shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of shares of such Cardinal Load Fund and the sales charge previously paid on the Fund Shares to be exchanged.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. The Transfer Agent will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of Shares of the Fund by telephone. Neither the Group, the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those Shares within 90 days of their purchase.

The Group may, at any time, modify or terminate the foregoing exchange privilege. The Group, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M. Columbus, Ohio time, on each Business Day. A "Business Day" is a day on which the New York Stock Exchange is open for business and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of Shares then outstanding.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotation System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Group uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Group.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which disposal by the Group of portfolio securities owned by the Fund or valuation of net assets of the Fund is not reasonably practicable, or (d) the Securities and Exchange Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

Each of the funds of the Group, including the Fund, is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Fund's total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Group is exercised under the direction of the Group's Trustees, who are elected by the shareholders of the Group's funds and who are empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in its day-to-day operations. The Group will be managed in accordance with its Declaration of Trust and the laws of Ohio governing business trusts.

The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Adviser or The Ohio Company receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. The Adviser receives fees from the Group for acting as investment adviser and manager and as dividend and transfer agent. The Ohio Company receives no fees under its Distribution Agreement with the Group but may retain all or a portion of the sales charge and may receive fees under the Distribution Plan discussed below.

INVESTMENT ADVISER

Cardinal Management Corp. (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, a wholly owned subsidiary of The Ohio Company, is the investment adviser and manager of the Fund. The Adviser is also the investment adviser and manager of Cardinal Balanced Fund, another fund of the Group ("CBF"), and of Cardinal Government Securities Trust ("CGST"), Cardinal Tax Exempt Money Trust ("CTEMT") and Cardinal Government Obligations Fund ("CGOF"), each of which is a separate diversified management investment company.


The Ohio Company, an investment banking firm organized in 1925, is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of a voting stock, may be considered controlling persons of The Ohio Company. In addition to acting as the principal underwriter for the Fund, CBF, CGST, CTEMT and CGOF, The Ohio Company also serves as investment adviser and principal underwriter for The Cardinal Fund Inc.

In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with its investment objectives and policies manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. Since August, 1995, John Bevilacqua has been primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto and since February, 1984, Mr. Bevilacqua served as Second Vice President -- Investments for Midland Mutual Life Insurance Company, Columbus, Ohio. In addition, pursuant to the Investment Advisory Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation.

For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group with respect to the Fund, the Adviser receives a fee from the Fund, computed daily and paid monthly at the annual rate of .75% of average net daily assets of the Fund. While in the opinion of the staff of the Securities and Exchange Commission such fee is higher than the advisory fee paid by most mutual funds, the Group's Board of Trustees believes it to be comparable to advisory fees paid by many funds having similar objectives and policies.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

The Group has entered into a Transfer Agency and Fund Accounting Agreement with Cardinal Management Corp. (the "Transfer Agent"), 215 East Capital Street, Columbus, Ohio 43215, pursuant to which the Transfer Agent has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay the Transfer Agent an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses. In addition, the Transfer Agent provides certain fund accounting services for the Fund. The Transfer Agent receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of .03% of the Fund's average daily net assets.

DISTRIBUTOR


The Group has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund will be offered continuously on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee of the Group and an officer and director of The Ohio Company. Frank W. Siegel is an officer and trustee of the Group and an officer of The Ohio Company. James M. Schrack II is an officer of both the Group and The Ohio Company.


EXPENSES

The Adviser bears all expenses in connection with the performance of its services as investment adviser, manager, transfer agent and fund accountant other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

DISTRIBUTION PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which the Fund is authorized to pay or reimburse The Ohio Company, as the Fund's principal underwriter, a periodic amount calculated at an annual rate not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net asset value of the Fund. Such amount may be used by The Ohio Company to pay broker-dealers (including The Ohio Company), banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between The Ohio Company and the Participating Organization or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Under the Plan, a Participating Organization may include The Ohio Company, its subsidiaries, and its affiliates. The Ohio Company may from time to time waive all or a portion of the fees payable to it pursuant to the Plan. Any such waiver will cause the total return of the Fund to be higher than it would otherwise be absent such a waiver.

As authorized by the Plan, The Ohio Company has entered into a Rule 12b-1 Agreement with the Group pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Shares of the Fund purchased and held by The Ohio Company for the accounts of its customers and Shares of the Fund purchased and held by customers of The Ohio Company directly, including, but not limited to, answering Shareholder questions concerning the Fund, providing information to Shareholders on their investments in the Fund and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Shares held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. Such fees paid by the Group will be borne solely by the Fund. Such fee may exceed the actual costs incurred by The Ohio Company in providing such services.

In addition, The Ohio Company may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain Shareholder services such as those described above.

CUSTODIAN

The Group has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Group was organized as an Ohio business trust on March 23, 1993. The Group currently consists of two funds, each having its own class of shares. The other fund of the Group is Cardinal Balanced Fund. Each share represents an equal proportional interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of amendments to the Fund's investment advisory agreement, the Plan, or any of the Fund's fundamental policies.

Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "WHO MANAGES MY INVESTMENT OF THE FUND?" Individual Trustees are elected by the shareholders of the Group and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION -- Miscellaneous" in the Statement of Additional Information for further information.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group may elect not to have an annual or special meeting.

The Group has represented to the Securities and Exchange Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Group and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Fund.

Holders of Shares should direct all inquiries concerning such matters to the Transfer Agent, 215 East Capital Street, Columbus, Ohio 43215.

Shareholders will receive unaudited semi-annual reports describing the investment operations of the Fund and annual financial reports audited by independent auditors.

                                     Investment Adviser and Manager
                                          Cardinal Management Corp.
                                          155 East Broad Street
                                          Columbus, Ohio 43215

                                     Distributor
                                          The Ohio Company
                                          155 East Broad Street
                                          Columbus, Ohio 43215

                                     Transfer Agent and Dividend Paying Agent
                                          Cardinal Management Corp.
                                          215 East Capital Street
                                          Columbus, Ohio 43215

                                     Custodian
                                          The Fifth Third Bank
                                          38 Fountain Square Plaza
                                          Cincinnati, Ohio 45263

                                     Legal Counsel
                                          Baker & Hostetler
                                          65 East State Street
                                          Columbus, Ohio 43215

                                     Independent Auditors
                                          KPMG Peat Marwick LLP
                                          Two Nationwide Plaza
                                          Columbus, Ohio 43215

====================================================

                TABLE OF CONTENTS

                                             PAGE
                                            ------

KEY FEATURES................................     2
PROSPECTUS HIGHLIGHTS.......................     3
FEE TABLE...................................     5
FINANCIAL HIGHLIGHTS........................     6
PERFORMANCE INFORMATION.....................     7
WHAT IS THE FUND?...........................     7
WHAT ARE THE INVESTMENT OBJECTIVES
  AND POLICIES OF THE FUND?.................     7
HOW DO I PURCHASE SHARES
  OF THE FUND?..............................    12
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST
  IN THE FUND?..............................    13
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...    13
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    14
HOW MAY I REDEEM MY SHARES?.................    15
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    16
HOW IS NET ASSET VALUE CALCULATED?..........    17
DOES THE FUND PAY FEDERAL INCOME TAX?.......    18
WHAT ABOUT MY TAXES?........................    18
WHO MANAGES MY INVESTMENT IN THE FUND?......    19
WHAT ARE MY RIGHTS AS A
  SHAREHOLDER?..............................    21


               __________________


NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN
AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN
THIS PROSPECTUS, IN CONNECTION WITH THE OFFER
CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED
BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE
FUND OR BY THE DISTRIBUTOR TO SELL OR A
SOLICITATION OF AN OFFER TO BUY ANY OF THE
SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO
ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO
MAKE SUCH AN OFFER IN SUCH JURISDICTION.

====================================================


====================================================

               ----------------------
                     PROSPECTUS
               ----------------------


                  January 19, 1996


                   THE OHIO COMPANY

                      CARDINAL
                     AGGRESSIVE
                       GROWTH
                        FUND


                      [ LOGO ]

               C A R D I N A L F U N D S

====================================================

STATEMENT OF ADDITIONAL INFORMATION


                             CARDINAL BALANCED FUND

                        CARDINAL AGGRESSIVE GROWTH FUND

                          TWO INVESTMENT PORTFOLIOS OF

                               THE CARDINAL GROUP

         Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund") are each a separate diversified, investment portfolio of The Cardinal Group, an open-end, management investment company (the "Group"). The investment objectives of CBF are current income and long-term growth of both capital and income. CBF seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of common stocks and bonds. The investment objective of CAGF is appreciation of capital. CAGF seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stock.

            _______________________________________________________



                 For further information regarding the Funds or
               for assistance in opening an account or redeeming
                 Shares, please call (800) 282-9446 toll free.

  Inquiries may also be made by mail addressed to the Group at its principal office:

                                           155 East Broad Street
                                           Columbus, Ohio 43215


             _____________________________________________________



         This Statement Of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of the Funds, each dated January 19, 1996, which have been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. The Prospectuses are available upon request without charge from the Group at the above address or by calling the phone number provided above.

                                JANUARY 19, 1996

                                           TABLE OF CONTENTS
                                           -----------------


                                                                                                                  Page
                                                                                                                  ----
THE CARDINAL GROUP  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1

         Additional Information on Portfolio Instruments  . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-11
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

MANAGEMENT OF THE GROUP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

PRINCIPAL SHAREHOLDERS OF THE GROUP . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-17

THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-17

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-18

TRANSFER AND DIVIDEND AGENT AND FUND ACCOUNTANT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-22

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-22

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-24

LEGAL COUNSEL AND INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-24

TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-25

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-28

         Description of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-28
         Vote of a Majority of the Outstanding Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-29
         Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-29

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-30

         Yield  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-30
         Calculation of Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-30
         Performance Comparisons  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-31

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-32

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    A-1

                      STATEMENT OF ADDITIONAL INFORMATION


                               THE CARDINAL GROUP

         The Cardinal Group (the "Group") is an open-end management investment company which currently offers two separate diversified investment portfolios, each with different investment objectives.

         This Statement of Additional Information contains information about Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") (collectively, the "Funds" and individually a "Fund").

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the respective Fund. Capitalized terms not defined herein are defined in the Prospectuses.
No investment in Shares of a Fund should be made without first reading the Prospectus of that Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objectives and policies of the Funds as set forth in their respective Prospectuses.

         BANK OBLIGATIONS. Each Fund may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund may invest in commercial paper rated at the time of purchase within the two highest rating groups assigned rating by S&P, Moody's, or Fitch Investors Service ("Fitch"), or, if unrated, which the Adviser determines to be of comparable quality. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may also invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. As discussed in the Prospectus of CBF, CBF may purchase securities on a "when-issued" or "delayed-delivery" basis (I.E., for delivery beyond the normal settlement date at a stated price and yield). When CBF agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, CBF's custodian will set aside in a separate account cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, CBF may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of CBF's commitment. It may be expected that CBF's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because CBF will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, CBF's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, CBF's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.

         When CBF engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in CBF's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. CBF will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with CBF's investment objectives and policies and not for investment leverage.

         MORTGAGE-RELATED SECURITIES. CBF may, consistent with its investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. CBF may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent CBF purchases mortgage-related securities from such issuers which may, solely for purposes of
Section 12 of the 1940 Act, be deemed to be investment companies, CBF's investment in such securities will be subject to the limitations on its investment in investment company securities set forth below in its investment restrictions.

         Mortgage-related securities, for purposes of CBF's Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If CBF purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to CBF. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return CBF will receive when these amounts are reinvested.

         CBF may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass- through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest bond rating categories assigned by an appropriate NRSRO or, if unrated, which the Adviser deems to present attractive opportunities and are of comparable quality.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.
When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         OTHER ASSET-BACKED SECURITIES. CBF may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARS) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDS). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

         Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by CBF only when rated in one of the four highest rating categories by an appropriate NRSRO at the time of purchase.

         The development of these asset-backed securities is at an early state compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organization and non-mortgage backed securities is not as well developed. The Adviser will limit purchases of asset-backed securities to securities that are deemed to be readily marketable by the Adviser at the time of purchase.

         Asset-backed securities held by CBF arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

         The estimated life of an asset-backed security may vary with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be a function of current market interest rates and other economic and demographic factors. Since prepayment experience can vary, asset-backed securities may be a less effective vehicle for locking in high long-term yields.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

         INCOME PARTICIPATION LOANS. CBF may make or acquire participation in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

         Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by CBF may have a demand provision permitting such Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to CBF's 15% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless such Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Group's Board of Trustees will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

         CBF will purchase income participation loans only if such instruments are, in the opinion of CBF's investment adviser, of comparable quality to securities rated within the four highest rating groups assigned by Moody's or S&P.

         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         FOREIGN INVESTMENT. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies.

         In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Funds will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         OPTIONS TRADING. Each of the Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         The Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         MEDIUM-GRADE DEBT SECURITIES. As stated in the Prospectus for CBF, CBF may invest in securities within the four highest rating groups assigned by an appropriate NRSRO (e.g. S&P and Moody's), including securities rated BBB by S&P or Baa by Moody's or, if unrated, judged by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of CBF to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which CBF may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that CBF may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         FUTURES CONTRACTS. As discussed in the Prospectuses of the Funds, each of the Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Investment Restrictions
-----------------------
         Each Fund's investment objectives are fundamental policies and as such may not be changed without a vote of the holders of a majority of that Fund's outstanding Shares. In addition, the following investment restrictions of the Funds may be changed only by a vote of a majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information).

         In addition to the investment restrictions set forth in their respective Prospectus, each Fund may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

         4. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

         The following additional investment restrictions may be changed without the majority vote of the outstanding Shares of a Fund. Each Fund may not:

         1.      Engage in any short sales;

         2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and
(b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;

         3. Invest more than 10% of the Fund's total assets in securities of issuers, which together with any predecessors, have a record of less than three years of continuous operation;

         4. Purchase or retain securities of any issuer if the officers and trustees of the Group and the officers and directors of its investment adviser, who each owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

         5. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets;

         6. Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction); and

         7. Invest more than 15% of the Fund's total assets in securities which are restricted as to disposition.

         If a percentage restriction or requirement set forth above is met at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not be considered a violation of the policy. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the 15% limitation set forth in its Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such 15% limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

         The Group has represented to the Texas State Securities Board and to the Wisconsin Securities Bureau on behalf of each of the Funds that each Fund will limit its investments in warrants, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Included within such amount (but not in excess of 2% of the value of such Fund's net assets) are warrants which are not listed on the New York or American Stock Exchanges. For purposes of this limitation, warrants acquired in units or attached to other securities will be deemed to be without value.

         The Group has also represented to the Texas State Securities Board on behalf of each of the Funds that neither Fund may purchase or sell interests in real estate limited partnerships, although investments in readily marketable interests in real estate investment trusts or readily marketable securities of companies or limited partnerships which invest in real estate are not prohibited.

         In addition, the Group has represented to the Wisconsin Securities Bureau on behalf of each of the Funds that each Fund (1) will limit to 5% of its total assets its investments in securities of issuers that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have been determined to be liquid by the Group's Board of Trustees based upon the trading markets for such securities), including those securities that are subject to legal or contractual restrictions on disposition; provided, however, that upon appropriately amending a Fund's prospectus, the Group reserves the right to increase the 5% limitation described in this paragraph to

10%; and (2) will limit to 5% of its total assets its investments in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years and equity securities of issuers which are not readily marketable.

         The Group intends to comply with these representations on behalf of a Fund for so long as such Fund has its Shares registered for sale in the state to which such representations were made.

         The Group, on behalf of each Fund, has represented to the California Department of Corporations that, in order to comply with applicable regulations, each Fund will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and such Fund's investment adviser waives its management fee with respect to such investments. The Group intends to comply with this undertaking for so long as the Funds have their shares registered for sale in the State of California or such representation is required by the California Department of Corporations.

Portfolio Turnover
------------------
         The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.


         The portfolio turnover rates for the fiscal years ended September 30, 1995, and 1994 for CBF were 37.62% and 59.09%, respectively, and for CAGF were 80.35% and 95.70%, respectively. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.



                            MANAGEMENT OF THE GROUP


         The trustees and officers of the Group, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as a trustee also serves as a director of The Cardinal Fund Inc. and also serves as a trustee of Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust and Cardinal Government Obligations Fund. Each trustee who is an "interested person" of the Group, as that term is defined in the 1940 Act, is indicated by an asterisk.

     Name, Age and                          Position(s) Held                                 Principal Occupation(s)
     Business Address                       with the Group                                   During Past 5 Years
     ----------------                       ----------------                                 -----------------------
     *H. Keith Allen                        Chairman and Trustee, Member of Executive,       Chief Operating Officer,
     155 East Broad Street                  Nominating and Investment Committees             Secretary, Treasurer and a Director of
     Columbus, Ohio 43215                                                                    The Ohio Company (investment banking);
     Age: 54                                                                                 formerly, Senior Executive Vice
                                                                                             President of The Ohio Company.

     Gordon B. Carson                       Trustee, Member of Executive Committee           Principal, Whitfield Robert Associates
     5413 Gardenbrook Drive                                                                  (construction consulting firm).
     Midland, Michigan 48642
     Age: 84

     John B. Gerlach, Jr.                   Trustee, Member of Audit                         Since 1994, President and a
     37 West Broad Street                   Committee                                        Director of Lancaster Colony
     Columbus, Ohio 43215                                                                    Corporation (diversified consumer
     Age: 41                                                                                 products); prior thereto, Executive
                                                                                             Vice President, Secretary and a
                                                                                             Director of Lancaster Colony
                                                                                             Corporation.

     Michael J. Knilans                     Trustee, Member of                               From November, 1989 to August,
     1119 Kingsdale Terrace                 Executive Committee                              1995, Member of the Ohio Bureau of
     Columbus, Ohio 43220                                                                    Workers' Compensation and Chairman
     Age: 68                                                                                 from 1992 through August, 1995.

     James I. Luck                          Trustee                                          President, The Columbus Foundation
     1234 East Broad Street                                                                  (philanthropic public foundation).
     Columbus, Ohio 43205
     Age: 50

     David L. Nelson                        Trustee, Member of Audit and                     Chairman of the Board of Directors
     18 James Lane                          Nominating Committees                            of Herman Miller, Inc. (furniture
     Stamford, CT 06903                                                                      manufacturer); former Vice President,
     Age: 65                                                                                 Customer Support, Americas Region,
                                                                                             and Vice President, Customer
                                                                                             Satisfaction, Industry Segment, of
                                                                                             Asea Brown Boveri, Inc. (designer and
                                                                                             manufacturer of process automation
                                                                                             systems for basic industries).

     *C. A. Peterson                        Trustee                                          Chartered Financial Analyst; former
     150 E. Wilson Bridge Rd.                                                                Senior Executive Vice President and
     Worthington, Ohio 43085                                                                 Director of The Ohio Company
     Age: 69                                                                                 (investment banking).


     Name, Age and                          Position(s) Held                                 Principal Occupation(s)
     Business Address                       with the Group                                   During Past 5 Years
     ----------------                       ----------------                                 -----------------------
     Lawrence H. Rogers II                  Trustee                                          Self-employed author; former
     4600 Drake Road                                                                         Vice Chairman, Motor Sports Inc.
     Cincinnati, Ohio 45243                                                                  Enterprises,  Inc.
     Age: 74

     *Frank W. Siegel                       President and                                    Chartered Financial Analyst and
     155 East Broad Street                  Trustee, Member of                               Senior Vice President, The Ohio
     Columbus, Ohio 43215                   Executive and Nominating                         Company (investment banking);
     Age: 43                                Committees                                       former Vice President, Keystone
                                                                                             Group (mutual fund
                                                                                             management/administration); former
                                                                                             Senior Vice President, Trust
                                                                                             Advisory Group (mutual fund
                                                                                             consulting).

     Joseph H. Stegmayer                    Trustee, Member of Audit                         President and a Director of Clayton
     724 Hampton Roads Dr.                  and Nominating Committees                        Homes, Inc. (manufactured homes);
     Knoxville, TN 37922-4071                                                                former Vice President, Treasurer,
     Age: 44                                                                                 Chief Financial Officer and a
                                                                                             Director of Worthington Industries,
                                                                                             Inc. (specialty steel and plastics
                                                                                             manufacturer).

     Karen J. Hipsher                       Secretary                                        Executive Secretary, The Ohio
     155 East Broad Street                                                                   Company (investment banking).
     Columbus, Ohio 43215

     James M. Schrack II                    Treasurer                                        Vice President and Trust Officer
     155 East Broad Street                                                                   of The Ohio Company
     Columbus, Ohio 43215                                                                    (investment banking).

     Bruce E. McKibben                      Assistant Treasurer                              Since April, 1991, Employee of The
     155 East Broad Street                                                                   Ohio Company (investment banking);
     Columbus, Ohio 43215                                                                    prior thereto, student at The Ohio
                                                                                             State University.


         As of January 11, 1996, all trustees and officers of the Group as a group owned fewer than one percent of the Shares of each Fund then outstanding.

         Pursuant to the ultimate authority of the Board of Trustees of the Group, the Executive Committee is responsible for the general management of the affairs of the Group. This Committee's actions are reported to and reviewed by the Board of Trustees.


         Messrs. Allen and Siegel are Chairman, President and a director, and Vice President and a director, respectively, of the Adviser, and Mr. Schrack is a Vice President of the Adviser. The compensation of trustees and officers of the Group who are employed by The Ohio Company is paid by The Ohio Company. Trustees' fees (currently $500 per meeting attended, $500 annual retainer and $500 per audit committee meeting attended) plus expenses are paid by the Group, except that Messrs. Allen and Siegel receive no fees from the Group.


         The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended September 30, 1995. The Group has no pension or retirement plans.



                                              COMPENSATION TABLE

 Name and Position                         Aggregate Compensation            Total Compensation From the
 With the Group*                           From the Group                    Group and the Fund Complex**
 ---------------                           --------------                   -----------------------------
 Gordon B. Carson                          $2,000                            $12,000
 Trustee and Member of Executive
 Committee

 H. Keith Allen                            $    0                            $     0
 Chairman, Trustee and Member of
 Executive, Nominating and Investment
 Committees

 John B. Gerlach                           $2,000                            $13,000
 Trustee and Member of Audit Committee

 Michael J. Knilans                        $2,000                            $12,000
 Trustee and Member of Executive
 Committee

 James I. Luck                             $2,000                            $12,000
 Trustee

 David L. Nelson                           $2,000                            $13,000
 Trustee and Member of Audit and
 Nominating Committees

 C.A. Peterson                             $2,000                            $12,000
 Trustee

 Lawrence H. Rogers, II                    $2,000                            $12,000
 Trustee

 Frank W. Siegel                           $    0                            $     0
 Trustee, President and Member of
 Executive and Nominating Committees

 Name and Position                         Aggregate Compensation            Total Compensation From the
 With the Group*                           From the Group                    Group and the Fund Complex**
 ---------------                           --------------                   -----------------------------
 Joseph H. Stegmayer                       $1,500                            $10,000
 Trustee and Member of Audit and
 Nominating Committees

-----------------
          *During the fiscal year ended September 30, 1995, John L. Schlater, a former officer of The Ohio Company and the Adviser, had served as a trustee of the Group but no longer does so as of the date hereof. Mr. Schlater did not receive any compensation from the Group or the Fund Complex.

         **For purposes of this Table, Fund Complex means one or more mutual funds, including the Group, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.



                      PRINCIPAL SHAREHOLDERS OF THE GROUP



         There were no persons known to the Group to be the beneficial owner of more than 5% of any Fund's Shares or of the total number of the Group's shares outstanding as of January 11, 1996.



                                  THE ADVISER



         The Group has entered into an Investment Advisory and Management Agreement dated as of June 18, 1993 (the "Investment Advisory Agreement"), with Cardinal Management Corp. (the "Adviser"). Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory and management services as described in the Prospectuses of the Funds. As compensation for such services, facilities and expenses, the Adviser receives a fee from each Fund, computed and accrued daily and paid monthly, based on an annual rate of
 .75% of the daily net asset value of that Fund. For the fiscal years ended September 30, 1995 and 1994, and the fiscal period ended September 30, 1993, fees earned under the Investment Advisory Agreement, with respect to CBF, were $101,585, $103,264 and $11,128, respectively, and, with respect to CAGF, were $71,508, $66,792 and $5,058, respectively.



         The Adviser is a wholly owned subsidiary of The Ohio Company, an investment banking firm organized in 1925. Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company. H. Keith Allen is an officer and director of The Ohio Company. Frank W. Siegel and James M. Schrack II are each officers of The Ohio Company.

         Unless sooner terminated, the Investment Advisory Agreement with respect to a Fund continues for successive one-year periods ending June 18 of each year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" below), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties, or from negligent disregard by the Adviser of its duties and obligations thereunder.


                             PORTFOLIO TRANSACTIONS


         Pursuant to the Investment Advisory Agreement, the Adviser, subject to the policies established by the Board of Trustees of the Group and in accordance with the Funds' investment restrictions and policies, is responsible for each Fund's portfolio decisions and the placing of the Funds' portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions.
Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. For the Group's fiscal years ended September 30, 1995 and 1994, and the fiscal period ended September 30, 1993, total brokerage fees paid by CBF were $20,490, $18,285 and $3,260, respectively, and by CAGF were $22,011, $20,634 and $7,530, respectively, none of which were paid to The Ohio Company.



         In executing such transactions, the Adviser seeks to obtain the best net results for a Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, a Fund will not necessarily be paying the lowest commission or spread available.



         The Adviser may consider provision of research, statistical and other information to the Group, a Fund or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for a Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of that Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to a Fund. Although this information is useful to a Fund and the Adviser, except as described below, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Group has authorized The Ohio Company to place brokerage transactions through Pershing and Company, a division of Donaldson, Lufkin & Jenrette, in return for Lipper Data information prepared for the Group's Trustees relating to information on fees and expenses of other mutual funds. In addition, the Adviser, on behalf of the Funds, may direct brokerage transactions to Columbine Research in return for the provision of research services. For the fiscal year ended September 30, 1995, no brokerage transactions were so directed. Such brokerage transactions, with both Pershing and Company and Columbine Capital, are subject to the requirements as to price and execution as described above. The Group is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.


         Investment decisions for a Fund are made independently from those for another Fund of the Group or any other investment company or account managed by the Adviser. Any such other Funds, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other Fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by that Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Group, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.


         During the fiscal year ended September 30, 1995, CAGF did not hold any securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies. During such year, CBF held commercial paper of Ford Motor Credit Corp., CIGNA Corp., Sears Acceptance Corp. and General Motors Acceptance Corp., each of which is a regular dealer for CBF. As of September 30, 1995, CBF held $500,000 of commercial paper of each such dealer.


         Pursuant to Investment Advisory Agreement, the Adviser also serves as general manager and administrator to each of the Funds. The Adviser assists in supervising all operations of each Fund (other than those performed by The Fifth Third Bank under the Custodian Agreement and by the Adviser under the Transfer Agency and Fund Accounting Agreement).

         The Adviser has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by each Fund's and file all of each Fund's federal and state tax returns and required tax filings other than those required to be made by each Fund's custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of each Fund's operations.

                TRANSFER AND DIVIDEND AGENT AND FUND ACCOUNTANT

         The Group has entered into a Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993 (the "Transfer Agency Agreement"), with the Transfer Agent, pursuant to which the Transfer Agent has agreed to act as the transfer agent, dividend disbursing agent and administrator of plans for each Fund and to provide certain fund accounting services for each Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Group's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Group on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the
mailing of shareholder reports and proxy solicitation materials.         In
consideration of such services each Fund has agreed to pay the Transfer Agent monthly an annual fee equal to $18 per shareholder account plus out-of-pocket expenses.


         In addition, the Transfer Agency provides certain fund accounting services to each of the Funds, including maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's custodian, affirmation to that Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund. In consideration for such services, each Fund has agreed to pay the Transfer Agent a fee, computed daily and paid periodically at an annual rate of .03% of such Fund's average daily net assets. For the fiscal years ended September 30, 1995 and 1994, and the fiscal period ended September 30, 1993, fees earned under the Transfer Agency Agreement, with respect to CBF, were $25,950, $25,266 and $3,536, respectively, and, with respect to CAGF, were $25,079, $25,671 and $3,184, respectively.

                                    EXPENSES

         If total expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Adviser will reimburse that Fund by the amount of such excess. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Funds limit each Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million of such Fund's average net assets, and 1 1/2% of such Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis.


                                THE DISTRIBUTOR

         The Ohio Company serves as agent for the Funds in the distribution of their Shares pursuant to a Distribution Agreement dated June 18, 1993 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement remains in effect for successive annual periods ending on June 18 if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Group, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         In its capacity as Distributor, The Ohio Company solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation from the Group under the Distribution Agreement, but may receive compensation under the Distribution and Shareholder Service Plan described below. In addition, for the Group's fiscal years ended September 30, 1995 and 1994, and the fiscal period ended September 30, 1993, commissions paid to The Ohio Company under the Distribution Agreement with respect to the sale of Shares of the Funds, after discounts to dealers, were $120,827, $412,331 and $721,677, respectively.


         As described in the Prospectus, the Group has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay The Ohio Company for payments it makes to broker-dealers, including The Ohio Company, banks and other institutions (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution or shareholder service assistance or for distribution assistance and/or shareholder service provided by The Ohio Company pursuant to an agreement between The Ohio Company and the Group. Payments to such Participating Organizations may be made pursuant to agreements entered into with The Ohio Company. The Plan authorizes each Fund to make payments to The Ohio Company in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of that Fund.

         As required by Rule 12b-1, the Plan was approved by the initial sole shareholder of each Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of that Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan with respect to a Fund may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of such Fund.

         The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their Shareholders.

         The Board of Trustees of the Group believes that the Plan is in the best interests of the Funds since it encourages Fund growth and retention of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         As authorized by the Plan, the Group has entered into a Rule 12b-1 Agreement with The Ohio Company pursuant to which The Ohio Company has agreed to provide certain shareholder services in connection with Shares purchased and held by The Ohio Company for the accounts of its customers and Shares purchased and held by customers of The Ohio Company directly, including, but not limited to, answering Shareholder questions concerning the Funds, providing information to Shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services the Group, on behalf of each Fund, has agreed to pay The Ohio Company a monthly fee, computed at the annual rate of .25% of the average aggregate net asset value of Shares of that Fund held during the period in customer accounts for which The Ohio Company has provided services under this Agreement. For the fiscal year ended September 30, 1995, fees earned by The Ohio Company under this Rule 12b-1 Agreement, with respect to CBF, were $32,534, and, with respect to CAGF, were $22,594.



         In addition, The Ohio Company may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain Shareholder services including, but not limited to, those discussed above.



                                   CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated June 18, 1993. In such capacity the custodian will hold or arrange for the holding of all portfolio securities and other assets of the Funds.


                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215, is counsel to the Group and will pass upon the legality of the Shares offered thereby. The Group has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Funds. The financial statements of the Funds included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Funds' Shares may be purchased at the public offering price and are sold on a continuous basis through The Ohio Company, principal underwriter of the Funds' Shares, at its address and number set forth on the cover page of this Statement of Additional Information, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

         Based upon the value of CBF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal year ended September 30, 1995, the net asset value and redemption price per share was $11.52. The total offering price per share was $12.06 per share (net asset value divided by .955, assuming the then current maximum sales charge of 4.50% of the offering price). The total offering price is reduced on sales of $100,000 or more.

         Based upon the value of CAGF's portfolio securities and other assets and the number of outstanding Shares as of the fiscal year ended September 30, 1995, the net asset value and redemption price per share was $12.37. The total offering price per share was $12.95 per share (net asset value divided by .955, assuming the then current maximum sales charge of 4.50% of the offering price). The total offering price is reduced on sales of $100,000 or more.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.


                                     TAXES

         Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, such Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long- term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%.
Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------
         The Group is an Ohio business trust. The Group was organized on March 23, 1993, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on March 23, 1993. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Group presently offers two series of Shares, which represent interests in the Funds; however, the Group has created four additional series of shares, representing interests in The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund. These series have been created to buy all of the assets and liabilities of the other funds of the Cardinal family of funds. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the respective Prospectus and this Statement of Additional Information, a Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series.
Under Rule 18f-2, the approval of any amendment to the Investment Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

Vote of a Majority of the Outstanding Shares
--------------------------------------------
         As used in the Prospectuses and this Statement of Additional Information, "vote of a majority of the outstanding Shares" of the Group or a Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Group or that Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Group or that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Group or such Fund.

Miscellaneous
-------------
         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.
Generally, Shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Securities and Exchange Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from Shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote and that the Group will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.


                            PERFORMANCE INFORMATION


Yield
-----
         For the 30 day period ended September 30, 1995, the yield of CBF was 2.48%. As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," the yield of CBF will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Share's maximum offering price (as of the date hereof, 4.5%) (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of CBF will vary from time to time depending upon market conditions, the composition of CBF's portfolio and operating expenses of the Group allocated to CBF. These factors and possible differences in the methods used in calculating yield should be considered when comparing CBF's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of CBF's Shares and to the relative risks associated with the investment objectives and policies of CBF.



Calculation of Total Return
---------------------------
         For the one-year period ended September 30, 1995, and the period from June 24, 1993 (commencement of operations) to September 30, 1995, the average annual total returns, with respect to CBF, were 15.29% and 7.32%, respectively, and with respect to CAGF, were 18.75% and 7.75%, respectively. For the one-year period ended September 30, 1995, and the period from June 24, 1993 (commencement of operations) to September 30, 1995, the cumulative returns were, for CBF, 15.29% and 17.39%, respectively, and, for CAGF, 18.75% and 18.45%, respectively. Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:
                                        n
                                P(T + 1)  = ERV


         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption.

The calculation of average annual total return assumes the deduction of the maximum sales charge from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the fees that are charged to all Shareholder accounts assuming such Fund's average account size. Cumulative return is computed by using average annual total return, as calculated above, for each year of the relevant period to determine the total return on a hypothetical initial investment of $1,000 over such period.


         In addition, as described in CBF's Prospectus, from time to time CBF may include in its sales literature and shareholder reports a quote of a current "distribution" rate. For the 12-month period ended September 30, 1995, CBF's distribution rate was 2.88%. The current distribution rate is computed by dividing the total amount of dividends per share paid by CBF during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such changed policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and net equalization credits and is calculated over a different period of time.


         At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that Share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

Performance Comparisons
-----------------------
         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and, Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

                              FINANCIAL STATEMENTS

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  COMMON STOCK 44.23%
    America West Airlines Class B*......................................................         12,000              $ 186
    American Express Company............................................................          8,000                355
    American Health Properties..........................................................         10,000                216
    Arco Chemical Company...............................................................          7,500                366
    Banc One Corporation................................................................          8,000                292
    Cinergy Corporation.................................................................         10,000                279
    Commerce Bancshares Incorporated....................................................          5,250                207
    Dow Chemical Company................................................................          4,500                335
    Excel Industries Incorporated.......................................................         15,000                210
    Forest Laboratories*................................................................          3,000                133
    GTE Corporation.....................................................................          7,500                294
    Glendale Federal Savings Bank*......................................................          5,000                 82
    IntelCom Group Incorporated*........................................................         15,000                191
    Mellon Bank Corporation.............................................................          7,500                335
    Monsanto Company....................................................................          3,500                353
    Mutual Risk Management..............................................................          5,000                197
    National Semiconductor Company*.....................................................          5,000                138
    J.C. Penney Company Incorporated....................................................          6,000                298
    Progress Software Corporation*......................................................          4,000                268
    Reliastar Financial Corporation.....................................................          1,000                 41
    Southern Indiana Gas and Electric...................................................          6,000                202
    Structural Dynamics Research*.......................................................         15,000                278
    Tribune Company.....................................................................          5,000                332
    Trinova Corporation.................................................................          6,000                202
    Universal Foods Corporation.........................................................          4,000                139
    U.S. Healthcare Incorporated........................................................          5,000                177
    Viewlogic Systems Incorporated*.....................................................          4,000                 56
    Willamette Industries Incorporated..................................................          4,000                267
                                                                                                               -----------
      TOTAL COMMON STOCK (COST $4,982,002)..............................................                             6,429
                                                                                                               -----------
  CONVERTIBLE PREFERRED STOCK 3.24%
    California Federal Bank.............................................................          6,000                145
    Ford Motor Company, 8.40%, Series A.................................................          1,500                154
    Glendale Federal, 8.75%, Series E...................................................          4,000                172
                                                                                                               -----------
      TOTAL CONVERTIBLE PREFERRED STOCK (COST $471,349).................................                               471
                                                                                                               -----------
  PREFERRED STOCK 5.95%
    American General Capital, 8.45%.....................................................          7,500                189
    American Health Psychiatric Group Preferred.........................................          8,250                134
    Chase Manhattan Corporation, 8.40%, Cumulative Series M.............................          7,500                193
    Enron Capital Resources, 9.00%, Series A, LP........................................          6,000                157
    Utilicorp Capital, 8.875%...........................................................          7,500                192
                                                                                                               -----------
      TOTAL PREFERRED STOCK (COST $864,463).............................................                               865
                                                                                                               -----------
  *Non-income producing
                                                                                                               (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                                FACE/            MARKET
                                                                                               SHARES             VALUE
                                                                                              ---------        -----------
  CONVERTIBLE CORPORATE BONDS 6.02%
    Ashland Oil, Inc., 6.75%, due 7-01-2014.............................................        150,000        $       147
    Beverly Enterprises, 7.625%, due 3-15-2003..........................................        100,000                 98
    Cabot Medical Co., 7.50%, due 3-01-1999.............................................        100,000                101
    Enserch Corporation, 6.375%, due 4-01-2002..........................................        150,000                147
    Federated Department Stores, 9.72%, due 2-15-2004...................................        150,000                151
    Gran Care Incorporated, 6.50%, due 1-15-2003........................................        100,000                 95
    Masco Corporation, 5.25%, due 2-15-2012.............................................        150,000                136
                                                                                                               -----------
      TOTAL CONVERTIBLE CORPORATE BONDS (COST $888,296).................................                               875
                                                                                                               -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 8.41%
    GNMA I # 368080, 7.00%, due 11-15-2008..............................................        268,378                271
    GNMA I # 251959, 7.50%, due 6-15-2023...............................................        260,649                263
    GNMA II # 1213, 7.50%, due 6-20-2023................................................        337,135                338
    GNMA II # 1268, 8.00%, due 7-20-2023................................................        343,197                351
                                                                                                               -----------
      TOTAL U.S. GOVERNMENT AGENCIES (COST $1,268,259)..................................                             1,223
                                                                                                               -----------
  CORPORATE BONDS 14.90%
    American Airlines, Series 91A, 10.18%, due 1-02-2013................................        250,000                289
    Consumers Power Co., 7.50%, due 6-01-2002...........................................        300,000                306
    Dole Foods Inc., 7.00%, due 5-15-2003...............................................        200,000                198
    First USA Bank, Wilmington, 5.75%, due 1-15-1999....................................        300,000                293
    General Motors Acceptance Corp., 7.00%, due 9-15-2002...............................        200,000                204
    Kemper Corp., 6.875%, due 9-15-2003.................................................        250,000                246
    Pulte Homes Corp., 7.00%, due 12-15-2003............................................        150,000                143
    Tele-Communications Inc., 7.25%, due 8-01-2005......................................        250,000                244
    Time Warner, 7.25%, due 9-01-2008...................................................        250,000                243
                                                                                                               -----------
      TOTAL CORPORATE BONDS (COST $2,129,904)...........................................                             2,166
                                                                                                               -----------
  COMMERCIAL PAPER 13.76%
    Ford Motor Credit Corporation, 5.75%, due 10-02-1995................................        500,000                500
    Sears Acceptance Corporation, 5.74%, due 10-03-1995.................................        500,000                500
    General Motors Acceptance Corporation, 5.80%, due 10-04-1995........................        500,000                500
    Cigna Corporation, 5.88%, due 10-10-1995............................................        500,000                500
                                                                                                               -----------
      TOTAL COMMERCIAL PAPER (COST $1,999,839)..........................................                             2,000
                                                                                                               -----------
  REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 3.10%
    The Fifth Third Bank, 5.95%, dated 9-29-95, due 10-04-95............................        450,000                450
                                                                                                               -----------
      TOTAL REPURCHASE AGREEMENTS (COST $450,000).......................................                               450
                                                                                                               -----------
      TOTAL INVESTMENTS (COST $13,054,112) 99.61%.......................................                       $    14,479
                                                                                                               ===========

GNMA -- Government National Mortgage Association

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $13,054)...............................    $ 14,479
Cash.............................................................................          42
Receivable for Fund shares sold..................................................         113
Interest receivable..............................................................          56
Dividends receivable.............................................................          16
Prepaid expenses.................................................................           7
Deferred organizational cost.....................................................          27
                                                                                     --------
          Total assets...........................................................      14,740
                                                                                     --------
LIABILITIES
Payable for investment securities purchased......................................         125
Payable for Fund shares redeemed.................................................          47
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................          14
Other accrued expenses...........................................................          19
                                                                                     --------
          Total liabilities......................................................         205
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 1,261,727 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 14,535
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  11.52
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends........................................................................    $   245
Interest.........................................................................        461
                                                                                     -------
     Total income................................................................        706
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................        102
Transfer agent fees and expenses (note 3)........................................         26
Shareholder service fees (note 3)................................................         32
Accounting fees (note 3).........................................................          5
                                                                                     -------
          Total affiliated expenses..............................................        165
                                                                                     -------
Custodian fees...................................................................         13
Professional fees................................................................         26
Reports to shareholders..........................................................         21
Directors' fees..................................................................          8
Registration fees................................................................         13
Other expenses...................................................................          9
Amortization of organizational cost (note 1).....................................         10
                                                                                     -------
          Total non-affiliated expenses..........................................        100
                                                                                     -------
          Total expenses.........................................................        265
                                                                                     -------
          Net investment income..................................................        441
                                                                                     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions.....................................        307
Increase in unrealized gain on investments.......................................      1,810
                                                                                     -------
     Net realized gain and increase in unrealized gain on investments............      2,117
                                                                                     -------
     Net increase in net assets from operations..................................    $ 2,558
                                                                                      ======

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                               1995          1994
                                                                             --------      --------
FROM OPERATIONS:
Net investment income.....................................................   $    441      $    335
Net realized gain from security transactions..............................        307           158
Increase (decrease) in unrealized gain on investments.....................      1,810          (462)
                                                                             --------      --------
     Net increase in net assets from operations...........................      2,558            31
                                                                             --------      --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net investment income ($.35 and $.23 per share,
  respectively)...........................................................       (453)         (333)
Distribution of net realized gains from security transactions ($.04 and
  $.03 per share, respectively)...........................................        (49)          (36)
                                                                             --------      --------
     Total distributions to shareholders..................................       (502)         (369)
                                                                             --------      --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sales of Fund shares........................................      1,485         5,251
Net asset value of Fund shares issued in connection with reinvestment of
  distributions to shareholders...........................................        458           335
                                                                             --------      --------
                                                                                1,943         5,586
Cost of Fund shares redeemed..............................................     (3,437)       (2,086)
                                                                             --------      --------
     Increase (decrease) in net assets derived from capital share
      transactions........................................................     (1,494)        3,500
                                                                             --------      --------
     Net increase in net assets...........................................        562         3,162
NET ASSETS -- beginning of period.........................................     13,973        10,811
                                                                             --------      --------
NET ASSETS -- end of period (undistributed net investment income of $3 and
  $15, respectively)......................................................   $ 14,535      $ 13,973
                                                                             ========      ========

See accompanying notes to financial statements.

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Balanced Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities will be determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the period ended September 30, 1995 aggregated $4,318,959 and $6,447,176, respectively.

During the period ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $306,446 for both book and tax purposes.

As of September 30, 1995, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,612,056 and $186,699, respectively; resulting in a net unrealized gain of $1,425,357.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the period ended September 30, 1995. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the period ended September 30, 1995 the Fund paid or accrued $25,950 and $4,697 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. The Fund paid or accrued shareholder service fees of $32,534 for the period ended September 30, 1995. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $66,772 for the period ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.
                                                                     (continued)

CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital...............................................................    $12,716,361
Accumulated net realized gain on investments..................................        390,571
Unrealized gain on investments................................................      1,425,357
Undistributed net investment income...........................................          3,201
                                                                                  -----------
Net assets....................................................................    $14,535,490
                                                                                  ============

Transactions in capital stock were as follows:

                                                                                YEARS ENDED
                                                                               SEPTEMBER 30,
                                                                        ----------------------------
                                                                           1995             1994
                                                                        -----------      -----------
Shares sold..........................................................       140,750          519,358
Shares issued in connection with reinvestment of distributions
  to shareholders....................................................        44,785           33,364
                                                                        -----------      -----------
                                                                            185,535          552,722
Shares repurchased...................................................      (335,102)        (208,912)
                                                                        -----------      -----------
Net increase (decrease)..............................................      (149,567)         343,810
Shares outstanding:
Beginning of period..................................................     1,411,294        1,067,484
                                                                        -----------      -----------
End of period........................................................     1,261,727        1,411,294
                                                                         ==========       ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). The plan calls for the transfer of all assets and liabilities of each of the Old Funds to newly created series of the Group with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Old Funds and the Group. Shareholders of the Old Funds must approve the transaction before any transfer can take place.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                                                      PERIOD
                                                                                                     FROM JUNE
                                                                              YEARS ENDED            24, 1993*
                                                                             SEPTEMBER 30,            THROUGH
                                                                         ----------------------      SEPTEMBER
                                                                           1995          1994        30, 1993
                                                                         --------      --------      ---------
Net Asset Value, beginning............................................   $   9.90      $  10.13       $ 10.00
                                                                         --------      --------      ---------
Income from investment operations:
  Net investment income...............................................       0.34          0.23          0.02
  Net realized and unrealized gain (loss) on securities...............       1.67         (0.20)         0.12
                                                                         --------      --------      ---------
Total from investment operations......................................       2.01          0.03          0.14
                                                                         --------      --------      ---------
Less distributions:
  Dividends...........................................................      (0.35)        (0.23)        (0.01)
  Capital gain distribution...........................................      (0.04)        (0.03)            0
                                                                         --------      --------      ---------
Total distributions...................................................      (0.39)        (0.26)        (0.01)
                                                                         --------      --------      ---------
Net Asset Value, ending...............................................   $  11.52      $   9.90       $ 10.13
                                                                          =======       =======      ========
Ratios/Supplemental Data:
Total return (aggregate return for period)**..........................      20.76%         0.37%         1.40%
                                                                          =======       =======      ========
Net assets, ending (000)..............................................   $ 14,535      $ 13,973       $10,811
                                                                          =======       =======      ========
Ratio of expenses to average net assets**.............................       1.94%         2.07%         0.70%
                                                                          =======       =======      ========
Ratio of net investment income to average net assets**................       3.24%         2.44%         0.35%
                                                                          =======       =======      ========
Portfolio turnover rate...............................................      37.62%        59.09%        60.67%
                                                                          =======       =======      ========

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment income to average net assets would have been 20.75%, 1.95%, and 3.23%, respectively.


See accompanying notes to financial statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Balanced Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Balanced Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                FACE/                MARKET
                                                                                SHARES               VALUE
                                                                               --------            ----------
COMMON STOCK 79.22%
ADVANCED MEDICAL DEVICES 2.48%
Biomet, Inc.*.......................................................             15,000            $      259
                                                                                                   ----------
BIO TECHNOLOGY 6.43%
Alkermes, Inc.*.....................................................              8,000                    52
Cytel Corporation*..................................................             15,000                   105
Magainin Pharmaceuticals*...........................................             12,000                   131
Matrix Pharmaceuticals*.............................................             14,000                   196
Vertex Pharmaceuticals*.............................................             10,000                   187
                                                                                                   ----------
                                                                                                          671
                                                                                                   ----------
BROADLINE RETAILERS 2.66%
Consolidated Stores Corp.*..........................................             12,000                   278
                                                                                                   ----------
COMMERCIAL SERVICES 1.61%
Medaphis Corporation*...............................................              6,000                   168
                                                                                                   ----------
COMMUNICATIONS 20.49%
Airtouch Communications*............................................             10,000                   306
Arch Communications Group*..........................................             10,000                   262
BroadBand Technologies*.............................................              5,000                   108
DSC Communications Corp.*...........................................              4,000                   237
General DataComm Industries*........................................             12,500                   184
MFS Communications Co., Inc.*.......................................              9,000                   394
Metricom, Inc.*.....................................................             11,000                   248
Motorola, Inc.......................................................              3,000                   229
Tellabs, Inc.*......................................................              4,000                   169
                                                                                                   ----------
                                                                                                        2,137
                                                                                                   ----------
COMPUTERS/INFORMATION 5.47%
Compaq Computer Corp.*..............................................              9,000                   435
E M C Corporation*..................................................              7,500                   136
                                                                                                   ----------
                                                                                                          571
                                                                                                   ----------
CONSUMER SERVICES 4.99%
Banta Corporation...................................................              6,000                   255
Block, H&R, Inc.....................................................              7,000                   266
                                                                                                   ----------
                                                                                                          521
                                                                                                   ----------
DIVERSIFIED FINANCIAL SERVICES 3.25%
Bear Stearns Companies, Inc.........................................             15,750                   339
                                                                                                   ----------
EDUCATIONAL 1.45%
Westcott Communications, Inc.*......................................             10,000                   151
                                                                                                   ----------

*Non-income producing

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

COMMON STOCK (CONTINUED)

                                                                               FACE/                 MARKET
                                                                               SHARES                VALUE
                                                                              --------            ------------
ELECTRICAL COMPONENTS 0.92%
GenRad, Inc.*......................................................             10,000            $         96
                                                                                                  ------------
HEALTH-CARE PROVIDERS 4.39%
Humana, Inc.*......................................................             10,000                     201
Mariner Health Group, Inc.*........................................              5,000                      71
Maxicare Healthplans, Inc.*........................................             10,000                     186
                                                                                                  ------------
                                                                                                           458
                                                                                                  ------------
INTEGRATED OILS 2.32%
Triton Energy Corp.*...............................................              5,000                     242
                                                                                                  ------------
PHARMACEUTICALS 2.87%
Mylan Laboratories, Inc............................................             15,000                     300
                                                                                                  ------------
SEMICONDUCTORS 11.47%
Advanced Micro Devices*............................................              9,000                     262
Analog Devices, Inc.*..............................................              8,000                     277
Intel Corporation..................................................              4,500                     270
National Semiconductor*............................................             14,000                     387
                                                                                                  ------------
                                                                                                         1,196
                                                                                                  ------------
SOFTWARE/PROCESSING 8.42%
Computer Sciences Corp.*...........................................              4,500                     290
Optical Data Systems Corp.*........................................              6,000                     234
Sybase Incorporated*...............................................             10,000                     321
Telescan, Inc.*....................................................              5,000                      34
                                                                                                  ------------
                                                                                                           879
                                                                                                  ------------
  TOTAL COMMON STOCK (COST $7,254,464).............................                                      8,266
                                                                                                  ------------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT
OBLIGATIONS 16.29%
Fifth Third Bank, 5.75%, dated 9/28/95, due 10/02/95...............           1,700,000                  1,700
                                                                                                  ------------
  TOTAL REPURCHASE AGREEMENTS (COST $1,700,000)....................                                      1,700
                                                                                                  ------------
  TOTAL INVESTMENTS (COST $8,954,464) 95.51%.......................                               $      9,966
                                                                                                    ==========

*Non-income producing

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $8,954)................................    $  9,966
Cash.............................................................................         375
Receivable for Fund shares sold..................................................         125
Dividends receivable.............................................................           6
Interest receivable..............................................................           1
Deferred organizational cost.....................................................          27
Prepaid expenses.................................................................           7
                                                                                     --------
     Total assets................................................................      10,507
                                                                                     --------
LIABILITIES
Payable for investment securities purchased......................................          45
Accrued investment management, shareholder service, accounting and transfer agent
  fees (note 3)..................................................................          11
Other accrued expenses...........................................................          17
                                                                                     --------
     Total liabilities...........................................................          73
                                                                                     --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 843,808 outstanding no par value shares of beneficial
  interest (unlimited number of shares authorized)...............................    $ 10,434
                                                                                     ========
NET ASSET VALUE PER SHARE........................................................    $  12.37
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends........................................................................    $     71
Interest.........................................................................          58
                                                                                     --------
            Total income.........................................................         129
                                                                                     --------
EXPENSES:
Investment management fees (note 3)..............................................          71
Transfer agent fees and expenses (note 3)........................................          25
Shareholder service fees (note 3)................................................          23
Accounting fees (note 3).........................................................           3
                                                                                     --------
            Total affiliated expenses............................................         122
                                                                                     --------
Custodian fees...................................................................          10
Professional fees................................................................          23
Reports to shareholders..........................................................          23
Directors' fees..................................................................           8
Registration fees................................................................          14
Other expenses...................................................................           5
Amortization of organizational cost (note 1).....................................          10
                                                                                     --------
            Total non-affiliated expenses........................................          93
                                                                                     --------
            Total expenses.......................................................         215
                                                                                     --------
            Net loss from investment activities..................................         (86)
                                                                                     --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions.....................................         999
Increase in unrealized gain on investments.......................................       1,158
                                                                                     --------
            Net realized gain and increase in unrealized gain on investments.....       2,157
                                                                                     --------
            Net increase in net assets from operations...........................    $  2,071
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                                 1995         1994
                                                                               --------      -------
FROM OPERATIONS:
Net loss from investment activities.........................................   $    (86)     $  (136)
Net realized gain from security transactions................................        999          118
Increase (decrease) in unrealized gain on investments.......................      1,158         (444)
                                                                               --------      -------
  Net increase (decrease) in net assets from operations.....................      2,071         (462)
                                                                               --------      -------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of net realized gains from security transactions ($0 and $.04
  per share, respectively)..................................................          0          (30)
                                                                               --------      -------
     Total distributions to shareholders....................................          0          (30)
                                                                               --------      -------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares...........................................      1,809        5,108
Net asset value of Fund shares issued in connection with reinvestment of
  distributions to shareholders.............................................          0           30
                                                                               --------      -------
                                                                                  1,809        5,138
Cost of Fund shares redeemed................................................     (2,906)      (1,506)
                                                                               --------      -------
  Increase (decrease) in net assets derived from capital share
     transactions...........................................................     (1,097)       3,632
                                                                               --------      -------
  Net increase in net assets................................................        974        3,140
NET ASSETS -- beginning of period...........................................      9,460        6,320
                                                                               --------      -------
NET ASSETS -- end of period (undistributed net investment loss of $113 and
  $113, respectively).......................................................   $ 10,434      $ 9,460
                                                                               ========       ======

See accompanying notes to financial statements.

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Aggressive Growth Fund (the "Fund") is one of two portfolios of The Cardinal Group (the "Group"), a diversified open-end management investment company established as an Ohio Business Trust on March 23, 1993. The Group currently consists of Cardinal Aggressive Growth Fund and Cardinal Balanced Fund. Before June 24, 1993 the Fund had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's investment adviser. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. In determining the net realized gain or loss on securities sold, the cost of the securities is determined by the first-in, first-out (FIFO) basis. It is the Group's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Deferred Organizational Cost -- Costs incurred with the organization and registration of the Fund have been deferred and are being amortized on a straight-line basis over a 60 month period from the commencement of public offering of its shares. In the event that any of the initial shares of the Fund are redeemed by the Fund's investment adviser or any subsequent holders thereof during the 60 month amortization period, the Fund will reduce the redemption proceeds otherwise payable by any unamortized organizational costs of the Fund in the same proportion as the number of initial shares of the Fund being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Distributions to Shareholders -- Distributions and dividends will be recorded on the record date. The Fund intends to declare income dividends quarterly and any capital gain distributions annually.

Federal Income Tax -- The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the period ended September 30, 1995 aggregated $6,912,244 and $10,041,187, respectively.

During the period ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $999,587 for both book and tax purposes.

As of September 30, 1995, for both book and tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $1,268,610 and $257,136, respectively; resulting in a net unrealized gain of $1,011,474.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment adviser for the Fund, CMC, an affiliated company, is allowed an annual fee of 0.75% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the period ended September 30, 1995. CMC also serves the Fund as transfer agent and fund accountant. Under the terms of the Group's Transfer Agency and Fund Accounting Agreement, the transfer agent is entitled to receive fees based on a monthly charge per shareholder account plus out-of-pocket expenses and the fund accountant is entitled to receive fees based on a percentage of the average net assets of the Fund. For the period ended September 30, 1995 the Fund paid or accrued $25,079 and $3,255 for transfer agent and fund accounting services, respectively.

The Ohio Company ("TOC") serves the Group as distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays TOC a fee not to exceed, on an accrual basis, 0.25% of the average daily net assets of the Fund for payments it makes to banks, broker/dealers, including TOC, and other institutions for providing shareholder services. The Fund paid or accrued shareholder service fees of $22,594 for the period ended September 30, 1995. The Ohio Company reported to the Fund that it had received commissions after discounts to dealers from the sale of shares of the Fund of $54,055 for the period ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $2,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

                                                                     (continued)

CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of no par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................   $ 8,618,852
Accumulated net realized gain on investments.....................................       916,812
Unrealized gain on investments...................................................     1,011,474
Undistributed net investment loss................................................      (112,926)
                                                                                 ---------------
Net assets.......................................................................   $10,434,212
                                                                                 ===============

Transactions in capital stock were as follows:

                                                                                 YEARS ENDED
                                                                                SEPTEMBER 30,
                                                                           ------------------------
                                                                             1995           1994
                                                                           ---------      ---------
Shares sold.............................................................     160,511        499,598
Shares issued in connection with reinvestment of distributions to
  shareholders..........................................................           0          2,836
                                                                           ---------      ---------
                                                                             160,511        502,434
Shares repurchased......................................................    (268,141)      (154,659)
                                                                           ---------      ---------
Net increase (decrease).................................................    (107,630)       347,775
Shares outstanding:
Beginning of period.....................................................     951,438        603,663
                                                                           ---------      ---------
End of period...........................................................     843,808        951,438
                                                                           =========      =========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Group and The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, and Cardinal Government Obligations Fund (collectively the "Old Funds"). The plan calls for the transfer of all assets and liabilities of each of the Old Funds to newly created series of the Group with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Old Funds and the Group. Shareholders of the Old Funds must approve the transaction before any transfer can take place.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                                         PERIOD FROM
                                                                YEARS ENDED            JUNE 24, 1993*
                                                               SEPTEMBER 30,               THROUGH
                                                           ----------------------       SEPTEMBER 30,
                                                             1995          1994             1993
                                                           --------      --------      ---------------
Net Asset Value, beginning..............................   $   9.94      $  10.47          $ 10.00
                                                           --------      --------      ---------------
Income from investment operations:
  Net investment loss...................................      (0.10)        (0.13)           (0.03)
  Net realized and unrealized gain (loss) on
     securities.........................................       2.53         (0.36)            0.50
                                                           --------      --------      ---------------
Total from investment operations........................       2.43         (0.49)            0.47
                                                           --------      --------      ---------------
Less distributions:
  Capital gain distribution.............................          0         (0.04)               0
                                                           --------      --------      ---------------
Total distributions.....................................          0         (0.04)               0
                                                           --------      --------      ---------------
Net Asset Value, ending.................................   $  12.37      $   9.94          $ 10.47
                                                           ========      ========      ===============
Ratios/Supplemental Data:
Total return (aggregate return for period)**............     24.35%        (4.74%)           4.70%
                                                           ========      ========      ===============
Net assets, ending (000)................................   $ 10,434      $  9,460          $ 6,320
                                                           ========      ========      ===============
Ratio of expenses to average net assets**...............      2.24%         2.51%            0.91%
                                                           ========      ========      ===============
Ratio of net investment loss to average net assets**....     (0.92%)       (1.50%)          (0.53%)
                                                           ========      ========      ===============
Portfolio turnover rate.................................     80.35%        95.70%           31.15%
                                                           ========      ========      ===============

 *Commencement of operations

**Effective September 15, 1995, The Ohio Company began waiving payments under the Distribution and Shareholder Service Plan. Had the payments been charged, total return, the ratio of expenses to average net assets, and the ratio of net investment loss to average net assets would have been 24.34%, 2.25%, and (0.93%), respectively.


See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Aggressive Growth Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Aggressive Growth Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                                    APPENDIX


         COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Commercial paper rated F-1 by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-2 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, I.E., F-1.

         The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

         CORPORATE DEBT RATINGS. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regard as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lease degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bond which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         The following summarizes the six highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.
Debt rated AA has a high credit quality and protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated BB is below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated B is below investment grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         The following summarizes the six highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in
satisfying its debt service requirements.   Bonds rated B are considered highly
speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         The following summarizes IBCA's six highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Obligations rated BB are those for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Obligations rated B are those for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

         The following summarizes Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated B show a higher degree of uncertainty and therefore greater likelihood of default that higher-rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS
-----------------------------------------------

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                            Registration Statement
                                      of
                              THE CARDINAL GROUP
                                      on
                                  Form N-1A


PART C.  OTHER INFORMATION

Item 24.         FINANCIAL STATEMENTS AND EXHIBITS
                 ---------------------------------

         (a)     Financial Statements:

                 Included in Part A:

         (i)              Cardinal Balanced Fund

                          Financial Highlights

         (ii)             Cardinal Aggressive Growth Fund

                          Financial Highlights

         (iii)            The Cardinal Fund

                          To be filed by amendment

         (iv)             Cardinal Government Obligations Fund

                          To be filed by amendment

         (v)              Cardinal Government Securities Money Market Fund

                          To be filed by amendment

         (vi)             Cardinal Tax Exempt Money Market Fund

                          To be filed by amendment


                 Included in Part B:

                 (i)      Cardinal Balanced Fund

                          --      Statement of Investments
                                  September 30, 1995

                          --      Statement of Assets and Liabilities
                                  September 30, 1995

                          -- Statement of Operations for the year ended September 30, 1995

                          -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                       --      Notes to Financial Statements
                               September 30, 1995

                       --      Independent Auditors' Report dated November 17,
                               1995

            (ii) Cardinal Aggressive Growth Fund

                       --         Statement of Investments
                                  September 30, 1995

                       --         Statement of Assets and Liabilities
                                  September 30, 1995

                       -- Statement of Operations for the year ended September 30, 1995

                       -- Statement of Changes in Net Assets for the years ended September 30, 1995 and 1994

                       --         Notes to Financial Statements
                                  September 30, 1995

                       --         Independent Auditors' Report dated November
                                  17, 1995


            (iii)      The Cardinal Fund

                       To be filed by amendment

            (iv)       Cardinal Government Obligations Fund

                       To be filed by amendment

            (v)        Cardinal Government Securities Money Market
                       Fund

                       To be filed by amendment

            (vi)       Cardinal Tax Exempt Money Market Fund

                       To be filed by amendment

            (vii)      All required financial statements are
                       included in Part B hereof.  All other
                       financial statements and schedules are
                       inapplicable.

   (b)     Exhibits

                  (1)  (a)      Declaration of Trust, dated as of
                                March 23, 1993, is incorporated by
                                reference to Exhibit (1)(a) of Post-

                                           Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed
                                           on October 27, 1995.


                                  (b) Amendment to Declaration of Trust as adopted October 20, 1995, is incorporated by reference to Exhibit
                                           (1)(b) of Post-Effective Amendment
                                           No. 3 to Registrant's Registration
                                           Statement on Form N-1A (No.
                                           33-59984) filed on October 27, 1995.



                          (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.


                          (3)     None.

                          (4)     None.


                          (5) Investment Advisory and Management Agreement dated as of June 18, 1993, as proposed to be amended between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

                          (6)     (a)      Distribution Agreement dated as of
                                           June 18, 1993, as proposed to be
                                           amended between Registrant and The
                                           Ohio Company is incorporated by
                                           reference to Exhibit (6)(a) of
                                           Post-Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed on
                                           October 27, 1995.

                                  (b)      Form of revised Selected Dealer
                                           Agreement is incorporated by
                                           reference to Exhibit (6)(b) of Post-
                                           Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed on
                                           October 27, 1995.

                          (7)     None.

                          (8) Custody Agreement dated as of June 18, 1993, as proposed to be amended between Registrant and The Fifth Third Bank is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 3 to Registrant's Registration

                                  Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

                          (9) Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993, as proposed to be amended between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

                          (10) Opinion of Counsel with respect to shares of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund being registered pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Opinion of Counsel with respect to shares of The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995. An Opinion of Counsel with respect to the Shares of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund was filed with Registrant's Notice filed on November 21, 1995, pursuant to Rule 24f-2.

                          (11)    Consent of KPMG Peat Marwick LLP.

                          (12)    None.

                          (13) Purchase Agreement dated June 4, 1993, between Registrant and Cardinal Management Corp. is incorporated by reference to Exhibit
                                  (13) of Post-Effective Amendment No. 3 to
                                  Registrant's Registration Statement on Form
                                  N- 1A (No. 33-59984) filed on October 27,
                                  1995.

                          (14)    None.

                          (15)    (a)      Rule 12b-1 Plan is incorporated by
                                           reference to Exhibit (15)(a) of
                                           Post-Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed on
                                           October 27, 1995.

                                  (b)      Rule 12b-1 Agreement dated June 18,
                                           1993, as proposed to be amended
                                           between

                                           Registrant and The Ohio Company
                                           (a related agreement under the Rule
                                           12b-1 Plan) is incorporated by
                                           reference to Exhibit (15)(b) of
                                           Post-Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed
                                           on October 27, 1995.

                                  (c)      Form of revised Selected Dealer
                                           Agreement (a related agreement under
                                           the Rule 12b-1 Plan) is incorporated
                                           by reference to Exhibit (15)(c) of
                                           Post-Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No. 33-59984) filed on
                                           October 27, 1995.

                      (16)        (a)      Computation of Performance
                                           Quotations for Cardinal Balanced
                                           Fund is incorporated by reference to
                                           Exhibit (16)(a) of Post-Effective
                                           Amendment No. 2 to Registrant's
                                           Registration Statement on Form N-1A
                                           (File No. 33-59984) filed on
                                           December 1, 1994.

                                  (b)      Computation of Performance
                                           Quotations for Cardinal Aggressive
                                           Growth Fund is incorporated by
                                           reference to Exhibit (16)(b) of
                                           Post-Effective Amendment No. 2 to
                                           Registrant's Registration Statement
                                           on Form N-1A (File No. 33-59984)
                                           filed on December 1, 1994.

                                  (c)      Computation of Performance
                                           Quotations for The Cardinal Fund to
                                           be filed by amendment.

                                  (d)      Computation of Performance
                                           Quotations for Cardinal Government
                                           Obligations Fund to be filed by
                                           amendment.

                                  (e)      Computation of Performance
                                           Quotations for Cardinal Government
                                           Securities Money Market Fund to be
                                           filed by amendment.

                                  (f)      Computation of Performance
                                           Quotations for Cardinal Tax Exempt
                                           Money Market Fund to be filed by
                                           amendment.

                      (17)        Financial Data Schedules.

                      (18)        None.

                          (19)    (a)      Consent of Baker & Hostetler.

                                  (b)      Powers of Attorney of H. Keith
                                           Allen, Gordon B. Carson, John B.
                                           Gerlach, Jr., Michael J. Knilans,
                                           James I. Luck, David L. Nelson, C.
                                           A. Peterson, John L. Schlater, Frank
                                           W. Siegel, Joseph H.  Stegmayer,
                                           Lawrence H. Rogers II and James M.
                                           Schrack, II are incorporated by
                                           reference to Exhibit (19)(b) of
                                           Post-Effective Amendment No. 3 to
                                           Registrant's Registration Statement
                                           on Form N-1A (No.  33-59984) filed
                                           on October 27, 1995.

Item 25.         PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH REGISTRANT
                 ----------------------------------------------------------

                 None


Item 26.         NUMBER OF HOLDERS OF SECURITIES
                 -------------------------------

                 The following table sets forth as of January 11, 1996, the number of record holders of each series of shares of
                 Registrant:


                                                                      Number of
                                  Title of Series                   Record Holders
                                  ---------------                   --------------
                           Cardinal Balanced Fund                        1,224

                           Cardinal Aggressive Growth Fund               1,209

                           The Cardinal Fund                                 0

                           Cardinal Government Obligations
                                  Fund                                       0

                           Cardinal Government Securities
                                  Money Market Fund                          0

                           Cardinal Tax Exempt Money Market
                                  Fund                                       0

Item 27.         INDEMNIFICATION
                 ---------------

                 Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodian, investment adviser and manager, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement filed as Exhibit 6(a) hereto,

                 Section 8.1 of the Custody Agreement filed as Exhibit 8 hereto, Section 6 of the Investment Advisory and Management Agreement filed as Exhibit 5 hereto, and Section 10 of the Transfer Agency and Fund Accounting Agreement filed as Exhibit 9 hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
                 ----------------------------------------------------

                 Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE FUND?" contained in Prospectuses and "MANAGEMENT OF THE GROUP" contained in the Statements of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

                 To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.



Officer or Director
of Cardinal                       Name and Address                                   Nature of
Management Corp.                    of Business                                      Connection
-------------------               ----------------                                   ----------
H. Keith Allen                    The Ohio Company                                Chief Operating Officer,
                                  155 East Broad Street                           Secretary/Treasurer and
                                  Columbus, Ohio  43215                           Director

                                  Ad Management Corp.                             Secretary/Treasurer and
                                  155 East Broad Street                           Director
                                  Columbus, Ohio 43215

                                  Cardinal Financial                              Secretary/Treasurer and
                                  Management Corp.                                Director
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Midwest Parking, Inc.                           Secretary/Treasurer
                                  155 East Broad Street                           and Director
                                  Columbus, Ohio  43215

                                  InsuranceOhio Company                           Secretary/Treasurer and
                                  Agency                                          Director
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Ohio Equities Inc.                              Secretary/Treasurer and
                                  395 East Broad Street                           Director
                                  Columbus, Ohio  43215

                                  The Cardinal Fund Inc.                          Director and Chairman
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Tax Exempt                             Trustee and Chairman
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                             Trustee and Chairman
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                             Trustee and Chairman
                                  Securities Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215


Officer or Director
of Cardinal                        Name and Address                                Nature of
Management Corp.                   of Business                                     Connection
-------------------                ----------------                                ----------
                                  The Cardinal Group                              Trustee and Chairman
                                  155 East Broad Street
                                  Columbus, Ohio 43215

Frank W. Siegel                   The Ohio Company                                Senior Vice President
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Fund Inc.                          President and Director
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Tax Exempt                             President and Trustee
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                             President and Trustee
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Cardinal Government                             President and Trustee
                                  Securities Trust
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Group                              President and Trustee
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  Keystone Group                                  Vice President
                                  200 Berkeley Street
                                  Boston, Massachusetts 02116

                                  Trust Advisory Group                            Senior Vice President
                                  1 Morningstar Drive North
                                  Westport, Connecticut 06880



Item 29.         PRINCIPAL UNDERWRITER
                 ---------------------

                 (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company also is the principal underwriter of The Cardinal Fund Inc., Cardinal Government Obligations Fund, Cardinal Government Securities Trust and Cardinal Tax Exempt Money Trust. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to
                          such companies in     its capacity as a broker-dealer
                          in securities.

                 (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:


Name and Principal                      Position and Offices                      Positions and Offices
Business Address                        with Underwriter                          with Registrant
------------------                      --------------------                      ---------------------
John F. Wolfe                           Chairman of the Board, President and
34 South Third Street                   Chief Exec. Officer and Director
Columbus, Ohio 43215

William C. Wolfe                        Director
34 South Third Street
Columbus, Ohio 43215

H. Keith Allen                          Chief Operating Officer, Secretary,       Chairman and Trustee
155 East Broad Street                   Treasurer and Director
Columbus, Ohio 43215

John P. Campbell                        Senior Executive Vice President and
155 East Broad Street                   Director
Columbus, Ohio 43215

Daniel A. Fronk                         Senior Executive Vice President and
155 East Broad Street                   Director
Columbus, Ohio 43215

Curtis E. Stumpf                        Senior Executive Vice President,
155 East Broad Street                   Director and General Sales Manager
Columbus, Ohio 43215

Martin H. Vogtsberger                   Senior Executive Vice President and
155 East Broad Street                   Director
Columbus, Ohio 43215

Thomas A. Brownfield                    Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

James A. Francis                        Senior Vice President/Compliance
155 East Broad Street
Columbus, Ohio 43215

Jerry L. Greene                         Senior Vice President/Accounting
155 East Broad Street
Columbus, Ohio 43215

Kenneth S. Koralewski                   Senior Vice President &
155 East Broad Street                   Manager, Municipal
Columbus, Ohio 43215                    Syndicate & Trading

Curtis D. Milner                        Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

    Name and Principal                      Position and Offices                      Positions and Offices
    Business Address                        with Underwriter                          with Registrant
    ------------------                      --------------------                      ---------------------
    Frank W. Siegel                         Senior Vice President                     President and Trustee
    155 East Broad Street
    Columbus, Ohio 43215

    Thomas G. Terry                         Senior Vice President/OTC Trading
    155 East Broad Street
    Columbus, Ohio 43215

    George E. Tootle, Jr.                   Senior Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    G. Douglas Voelz                        Senior Vice President
    155 East Broad Street
    Columbus, Ohio 43215

    John C. Adams                           Vice President/Public
    155 East Broad Street                   Finance-Negotiated
    Columbus, Ohio 43215

    William N. Anderson                     Vice President/NYSE Floor Broker
    155 East Broad Street
    Columbus, Ohio 43215

    Gary E. Baird                           Vice President/Sales
    155 East Broad Street
    Columbus, Ohio 43215

    John Bevilacqua                         Vice President/Asset Management
    155 East Broad Street
    Columbus, Ohio 43215

    John R. Carle                           Vice President/Cardinal Government
    155 East Broad Street                   Obligations Fund
    Columbus, Ohio 43215

    Mark R. Chambers                        Vice President/Public
    155 East Broad Street                   Finance-Negotiated
    Columbus, Ohio 43215

    G. John Cooper                          Vice President/Public
    155 East Broad Street                   Finance-Negotiated
    Columbus, Ohio 43215

    Robert A. Corea                         Vice President/Corporate Finance
    155 East Broad Street
    Columbus, Ohio 43215

    Albert W. Erickson, III                 Vice President/Public
    155 East Broad Street                   Finance-Negotiated
    Columbus, Ohio 43215

    Michael Goodman                         Vice President/Municipal Trading
    155 East Broad Street
    Columbus, Ohio 43215

    Douglas W. Hindenlang                   Vice President/OTC Trading
    155 East Broad Street
    Columbus, Ohio 43215


    Name and Principal                      Position and Offices                      Positions and Offices
    Business Address                        with Underwriter                          with Registrant
    ------------------                      --------------------                      ---------------------
    Mark E. Koprucki                        Vice President/Research
    155 East Broad Street
    Columbus, Ohio 43215

    Elwood W. Lewis                         Vice President/Asset Management
    155 East Broad Street
    Columbus, Ohio 43215

    Barry G. McMahon                        Vice President/Asset Management
    155 East Broad Street
    Columbus, Ohio 43215

    John R. Merrell                         Vice President/Sales
    155 East Broad Street
    Columbus, Ohio 43215

    Thomas E. Murphy                        Vice President/Corporate Finance
    155 East Broad Street
    Columbus, Ohio 43215

    C. Thomas Pfister                       Vice President/Public Finance -
    155 East Broad Street                   Negotiated
    Columbus, Ohio 43215

    Larry J. Rapp                           Vice President/Manager, Technical
    155 East Broad Street                   Services
    Columbus, Ohio 43215

    Kara L. Rider                           Vice President/Municipal Trading
    155 East Broad Street
    Columbus, Ohio 43215

    James M. Schrack II                     Vice President/Trust and Trust Officer      Treasurer
    155 East Broad Street
    Columbus, Ohio 43215

    Richard H. Stillman                     Vice President/Public Finance-Negotiated
    155 East Broad Street
    Columbus, Ohio 43215

    Michael S. Tedesco                      Vice President/Municipal Trading
    155 East Broad Street
    Columbus, Ohio 43215

    James W. Trapp                          Vice President/Sales
    155 East Broad Street
    Columbus, Ohio 43215

    William T. Weldon                       Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    David C. Will                           Vice President/Asset Management
    155 East Broad Street
    Columbus, Ohio 43215

    Rodney A. Yeager                        Vice President/Telecommunications
    155 East Broad Street
    Columbus, Ohio 43215



    Name and Principal                      Position and Offices                      Positions and Offices
    Business Address                        with Underwriter                          with Registrant
    ------------------                      --------------------                      ---------------------
    Mark E. Backes                          Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Roger W. Butler                         Assistant Vice President/Compliance
    155 East Broad Street
    Columbus, Ohio 43215

    James W. Carey                          Assistant Vice President/Corporate
    155 East Broad Street                   Finance
    Columbus, Ohio 43215

    Scott E. Decker                         Assistant Vice President/Trust-Internal
    155 East Broad Street                   Auditor
    Columbus, Ohio 43215

    William J. Denehy                       Assistant and Vice President/Corporate
    155 East Broad Street                   Bond Trading
    Columbus, Ohio 43215

    Dave G. Duncan                          Assistant Vice President/Syndicate
    155 East Broad Street
    Columbus, Ohio 43215

    Carolyn A. Garner                       Assistant Vice President
    155 East Broad Street
    Columbus, Ohio 43215

    Charles H. Graves, Sr.                  Assistant Vice President/Sales
    155 East Broad Street
    Columbus, Ohio 43215

    Ronald G. Hall                          Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Helen J. Huntington                     Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Jon P. Jones                            Assistant Vice President/Municipal
    155 East Broad Street                   Trading
    Columbus, Ohio 43215

    Donna M. Knapp                          Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Lawrence W. Landenberger                Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Matthew E. Lee                          Assistant Vice President/Trading
    155 East Broad Street
    Columbus, Ohio 43215

    Virginia L. McCargish                   Assistant Vice President/
    155 East Broad Street                   Operations
    Columbus, Ohio 43215



    Name and Principal                      Position and Offices                      Positions and Offices
    Business Address                        with Underwriter                          with Registrant
    ------------------                      --------------------                      ---------------------
    Kevin P. Morrow                         Assistant Vice President/Research
    155 East Broad Street
    Columbus, Ohio 43215

    Richard D. Oltean                       Assistant Vice President/Trust -
    155 East Broad Street                   Qualified Plans
    Columbus, Ohio 43215

    Mark Ostroske                           Assistant Vice President/Asset
    155 East Broad Street                   Management
    Columbus, Ohio 43215

    E. Eugene Robinson                      Assistant Vice President/Research
    155 East Broad Street
    Columbus, Ohio 43215

    Michael C. Roney                        Assistant Vice President/Asset
    155 East Broad Street                   Management
    Columbus, Ohio 43215

    David A. Seely, Jr.                     Assistant Vice President/Operations
    155 East Broad Street
    Columbus, Ohio 43215

    Susan H. Shaw                           Assistant Vice President/National
    155 East Broad Street                   Syndicate
    Columbus, Ohio 43215

    Ronald J. Trubisky                      Assistant Vice President/Corporate Bond
    155 East Broad Street                   Trading
    Columbus, Ohio 43215

    Douglas J. Walouke                      Assistant Vice President/Corporate Bond
    155 East Broad Street                   Trading
    Columbus, Ohio 43215

    Richard J. Wayman                       Assistant Vice President/Research
    155 East Broad Street
    Columbus, Ohio 43215

    Lori A. Wells                           Assistant Vice President/Technical
    155 East Broad Street                   Services
    Columbus, Ohio 43215




Item 30.      Location of Accounts and Records
              --------------------------------
              (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

              (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).

              (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent and fund accountant).

              (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

Item 31.      Management Services
              -------------------
              None.

Item 32.      Undertakings
              ------------
              None.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 17th day of January, 1996. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


                                             THE CARDINAL GROUP


                                             By /s/ Frank W. Siegel
                                                ------------------------------
                                                Frank W. Siegel, President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                          Title                              Date
       ---------                          -----                              ----
/s/ Frank W. Siegel              President (Principal                   January 17, 1996
----------------------------     Executive Officer)
    Frank W. Siegel

/s/*H. Keith Allen               Chairman and Trustee                   January 17, 1996
----------------------------
    H. Keith Allen

/s/*Gordon B. Carson             Trustee                                January 17, 1996
---------------------------
    Gordon B. Carson

/s/*John B. Gerlach, Jr.         Trustee                                January 17, 1996
---------------------------
    John B. Gerlach, Jr.

/s/*Michael J. Knilans           Trustee                                January 17, 1996
---------------------------
    Michael J. Knilans

/s/*James I. Luck                Trustee                                January 17, 1996
---------------------------
    James I. Luck

/s/*David L. Nelson              Trustee                                January 17, 1996
---------------------------
    David L. Nelson

/s/*C. A. Peterson               Trustee                                January 17, 1996
---------------------------
    C. A. Peterson

/s/*Lawrence H. Rogers II        Trustee                                January 17, 1996
---------------------------
    Lawrence H. Rogers II

/s/*Joseph H. Stegmayer          Trustee                                January 17, 1996
---------------------------
    Joseph H. Stegmayer

/s/ James M. Schrack II          Treasurer (Principal                   January 17, 1996
---------------------------      Financial and Accounting
    James M. Schrack II          Officer)


*By/s/James M. Schrack II                                               January 17, 1996
   ------------------------
      James M. Schrack II
        Attorney-In-Fact

                                           EXHIBIT INDEX


  Exhibit No.                         Description                                                Page
  -----------          -----------------------------------------                                 ----
  (1)(a)               Declaration of Trust, dated as of March 23, 1993,
                       was filed as Exhibit (1)(a) of Post-Effective Amendment No.
                       3 to Registrant's Registration Statement on Form N-1A
                       (No. 33-59984) filed on October 27, 1995.

     (b)               Amendment to Declaration of Trust as adopted October 20, 1995, was filed as Exhibit (1)(b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A
                       (No. 33-59984) filed on October 27, 1995.

  (2)                  By-Laws were filed as Exhibit (2) of Post-Effective Amendment
                       No. 3 to Registrant's Registration Statement on Form N-1A
                       (No. 33-59984) filed on October 27, 1995.

  (3)                  None

  (4)                  None

  (5)                  Investment Advisory and Management Agreement dated as of
                       June 18, 1993, as proposed to be amended between Registrant and
                       Cardinal Management Corp. was filed as Exhibit (5) of
                       Post-Effective Amendment No. 3 to Registrant's Registration
                       Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

  (6)(a)               Distribution Agreement dated as of June 18, 1993, as proposed to be amended between Registrant and The Ohio Company was filed as
                       Exhibit (6)(a) of Post-Effective Amendment No. 3 to Registrant's
                       Registration Statement on Form N-1A (No. 33-59984) filed on
                       October 27, 1995.

     (b)               Form of revised Selected Dealer Agreement was filed as Exhibit (6)(b)
                       of Post-Effective Amendment No. 3 to Registrant's Registration
                       Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

  (7)                  None

  Exhibit No.                         Description                                                Page
  -----------          -----------------------------------------                                 ----
(8)                    Custody Agreement dated as of June 18, 1993, as
                       proposed to be amended between Registrant and The Fifth
                       Third Bank was filed as Exhibit (8) of Post-Effective
                       Amendment No. 3 to Registrant's Registration Statement on
                       Form N-1A (No.   33-59984) filed on October 27, 1995.

(9) Transfer Agency and Fund Accounting Agreement dated as of June 18, 1993, as proposed to be amended between Registrant and Cardinal Management Corp. was filed as Exhibit (9) of Post-Effective Amendment No. 3 to
                       Registrant's Registration Statement on Form N-1A (No.
                       33-59984) filed on October 27, 1995.

(10)                   Opinion of Counsel with respect to shares of Cardinal Balanced
                       Fund and Cardinal Aggressive Growth Fund being
                       registered pursuant to Section 24(e)(1) of the Investment
                       Company Act of 1940.  Opinion of Counsel with respect to
                       shares of The Cardinal Fund, Cardinal Government
                       Obligations Fund, Cardinal Government Securities Money
                       Market Fund and Cardinal Tax Exempt Money Market Fund was
                       filed as Exhibit (10) of Post-Effective Amendment No. 3
                       to Registrant's Registration Statement on Form N-1A (No.
                       33-59984) filed on October 27, 1995.  An Opinion of
                       Counsel with respect to the Shares of Cardinal Balanced
                       Fund and Cardinal Aggressive Growth Fund was filed with
                       Registrant's Notice filed on November 21, 1995, pursuant
                       to Rule 24f-2.

(11)                   Consent of KPMG Peat Marwick LLP.

(12)                   None

(13) Purchase Agreement dated June 4, 1993, between Registrant and Cardinal Management Corp. was filed as Exhibit (13) of Post-Effective Amendment No. 3 to Registrant's
                       Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.

(14)                   None


  Exhibit No.                         Description                                                Page
  -----------          -----------------------------------------                                 ----
  (15)(a)              Rule 12b-1 Plan was filed as Exhibit (15)(a) of Post-Effective
                       Amendment No. 3 to Registrant's Registration Statement
                       on Form N-1A (No. 33-59984) filed on October 27, 1995.

      (b) Rule 12b-1 Agreement dated June 18, 1993, as proposed to be amended, between Registrant and The Ohio Company (a related agreement under the Rule 12b-1 Plan) was filed as Exhibit (15)(b) of Post-Effective Amendment No. 3 to
                       Registrant's Registration Statement on Form N-1A (No.
                       33-59984) filed on October 27, 1995.

      (c)              Form of revised Selected Dealer Agreement (a related agreement under the Rule 12b-1 Plan) was filed as Exhibit (15)(c)
                       of Post-Effective Amendment No. 3 to Registrant's
                       Registration Statement on Form N-1A (No. 33-59984) filed
                       on October 27, 1995.

  (16)(a)              Computation of Performance Quotations for Cardinal Balanced Fund
                       was filed as Exhibit (16)(a) to Post- Effective
                       Amendment No. 2 to Registrant's Registration Statement on
                       December 1, 1994.

      (b)              Computation of Performance Quotations for Cardinal Aggressive Growth
                       Fund was filed as Exhibit (16)(a) to Post-Effective
                       Amendment No. 2 to Registrant's Registration Statement on
                       December 1, 1994.

      (c) Computation of Performance Quotations for The Cardinal Fund to be filed by amendment.

      (d)              Computation of Performance Quotations for Cardinal Government
                       Obligations Fund to be filed by amendment.

      (e)              Computation of Performance Quotations for Cardinal Government
                       Securities Money Market Fund to be filed by amendment.

      (f)              Computation of Performance Quotations for Cardinal Tax Exempt
                       Money Market Fund to be filed by amendment.


  Exhibit No.                         Description                                                Page
  -----------          -----------------------------------------                                 ----
  (17)                 Financial Data Schedules.

  (18)                 None.

  (19)(a)              Consent of Baker & Hostetler.

      (b)              Powers of Attorney of H. Keith Allen, Gordon B. Carson,
                       John B. Gerlach, Jr., Michael J. Knilans, James I. Luck,
                       David L. Nelson, C. A. Peterson, John L.  Schlater, Frank
                       W. Siegel, Joseph H. Stegmayer, Lawrence H. Rogers II and
                       James M. Schrack, II were filed as Exhibit (19)(b) of
                       Post-Effective Amendment No. 3 to Registrant's
                       Registration Statement on Form N-1A (No. 33-59984) filed on October 27, 1995.
